UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Dividend & Income® Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

May 31, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® Strategic Dividend & Income® Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2018

(excluding cash equivalents)	% of fund's net assets
Microsoft Corp.	4.4
Cisco Systems, Inc.	2.8
Johnson & Johnson	2.7
Amgen, Inc.	2.1
Intel Corp.	1.9
DowDuPont, Inc.	1.9
Procter & Gamble Co.	1.8
Walmart, Inc.	1.6
PepsiCo, Inc.	1.6
Verizon Communications, Inc.	1.5
22.3

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Real Estate	16.8
Financials	16.2
Information Technology	16.0
Consumer Staples	10.8
Energy	9.8

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Common Stocks	71.6%
Preferred Stocks	6.8%
Convertible Bonds	7.8%
Other Investments	11.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments – 7.6%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 11.4%
	Principal Amount	Value
Convertible Bonds - 7.8%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.0%
Tesla, Inc. 2.375% 3/15/22	$1,870,000	$2,005,339
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Corp. 5% 10/1/24	4,450,000	8,231,833
Internet & Direct Marketing Retail - 0.2%
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	2,570,000	2,516,464
The Booking Holdings, Inc.:
0.35% 6/15/20	3,600,000	5,827,565
0.9% 9/15/21	2,600,000	3,183,700
		11,527,729
Media - 0.8%
DISH Network Corp. 3.375% 8/15/26	12,576,000	11,152,648
Gannett Co., Inc. 4.75% 4/15/24 (a)	700,000	754,098
Liberty Media Corp.:
1% 1/30/23	4,580,000	4,893,048
1.375% 10/15/23	8,535,000	10,538,165
2.125% 3/31/48 (a)	1,890,000	1,927,800
Live Nation Entertainment, Inc.:
2.5% 5/15/19	3,790,000	4,833,251
2.5% 3/15/23 (a)	1,500,000	1,503,201
		35,602,211
TOTAL CONSUMER DISCRETIONARY		57,367,112
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Vector Group Ltd. 2.5% 1/15/19 (b)	1,803,000	2,424,656
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	5,660,000	5,085,306
Oil States International, Inc. 1.5% 2/15/23 (a)	900,000	987,236
		6,072,542
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp. 5.5% 9/15/26	9,745,000	9,404,588
Oasis Petroleum, Inc. 2.625% 9/15/23	1,390,000	1,795,402
Scorpio Tankers, Inc.:
2.375% 7/1/19 (a)	570,000	549,503
3% 5/15/22 unit	6,815,000	6,815,000
Ship Finance International Ltd. 4.875% 5/1/23	1,400,000	1,395,647
SM Energy Co. 1.5% 7/1/21	2,580,000	2,694,784
Teekay Corp. 5% 1/15/23 (a)	1,030,000	989,704
		23,644,628
TOTAL ENERGY		29,717,170
FINANCIALS - 0.2%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38 unit (a)	660,000	656,309
Diversified Financial Services - 0.1%
IAC Financeco, Inc. 0.875% 10/1/22 (a)	2,680,000	3,200,067
Insurance - 0.1%
AXA SA 7.25% 5/15/21 unit (a)	1,400,000	1,509,200
FNF Group 4.25% 8/15/18	470,000	1,354,211
		2,863,411
TOTAL FINANCIALS		6,719,787
HEALTH CARE - 0.9%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. 1.75% 6/15/21	1,700,000	1,584,930
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	1,000,000	1,101,609
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	2,010,000	1,992,027
1.5% 10/15/20	2,320,000	2,685,996
Clovis Oncology, Inc. 2.5% 9/15/21	1,300,000	1,426,299
Exact Sciences Corp. 1% 1/15/25	1,000,000	1,059,056
Flexion Therapeutics, Inc. 3.375% 5/1/24	4,090,000	5,179,216
Ligand Pharmaceuticals, Inc. 0.75% 5/15/23 unit (a)	1,400,000	1,375,150
Novavax, Inc. 3.75% 2/1/23	700,000	452,020
Sarepta Therapeutics, Inc. 1.5% 11/15/24 (a)	1,500,000	2,224,733
		19,081,036
Health Care Equipment & Supplies - 0.1%
DexCom, Inc. 0.75% 5/15/22 (a)	2,000,000	2,214,140
Insulet Corp. 1.375% 11/15/24 (a)	1,780,000	2,095,220
		4,309,360
Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc. 2.75% 6/15/18	4,610,000	4,601,720
Life Sciences Tools & Services - 0.1%
Accelerate Diagnostics, Inc. 2.5% 3/15/23 (a)	600,000	518,551
Illumina, Inc. 0.5% 6/15/21 unit	1,300,000	1,702,797
		2,221,348
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. 3% 12/1/19	2,190,000	2,456,661
Dermira, Inc. 3% 5/15/22	800,000	632,838
Jazz Investments I Ltd.:
1.5% 8/15/24 (a)	1,410,000	1,441,093
1.875% 8/15/21	2,820,000	3,031,069
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23 (a)	920,000	1,079,521
Theravance Biopharma, Inc. 3.25% 11/1/23	1,200,000	1,212,929
		9,854,111
TOTAL HEALTH CARE		40,067,575
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	1,240,000	1,611,764
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23 (a)	1,150,000	1,127,608
Construction & Engineering - 0.1%
Dycom Industries, Inc. 0.75% 9/15/21	1,680,000	1,948,548
Electrical Equipment - 0.2%
SolarCity Corp.:
1.625% 11/1/19	8,780,000	8,109,568
2.75% 11/1/18	2,020,000	1,987,595
		10,097,163
Machinery - 0.2%
Chart Industries, Inc. 1% 11/15/24 (a)	900,000	1,126,922
Greenbrier Companies, Inc. 2.875% 2/1/24	1,390,000	1,569,555
Meritor, Inc. 3.25% 10/15/37 (a)	610,000	610,992
Navistar International Corp. New 4.75% 4/15/19	2,750,000	2,835,894
Trinity Industries, Inc. 3.875% 6/1/36	2,600,000	3,713,284
		9,856,647
TOTAL INDUSTRIALS		24,641,730
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	1,295,000	1,552,058
Liberty Interactive LLC 1.75% 9/30/46 (a)	2,620,000	2,707,280
Lumentum Holdings, Inc. 0.25% 3/15/24	830,000	991,279
		5,250,617
Internet Software & Services - 0.9%
Akamai Technologies, Inc.:
0% 2/15/19	1,360,000	1,371,878
0.125% 5/1/25 unit (a)	1,900,000	1,926,114
Carbonite, Inc. 2.5% 4/1/22	1,630,000	2,630,049
Coupa Software, Inc. 0.375% 1/15/23 (a)	1,510,000	2,001,830
Etsy, Inc. 0% 3/1/23 (a)	900,000	997,738
Gogo, Inc. 3.75% 3/1/20	1,190,000	999,646
j2 Global, Inc. 3.25% 6/15/29 unit	770,000	1,026,771
New Relic, Inc. 0.5% 5/1/23 unit (a)	1,000,000	1,100,288
Nutanix, Inc. 0% 1/15/23 (a)	1,400,000	1,789,460
Pandora Media, Inc.:
1.75% 12/1/20	1,305,000	1,228,537
1.75% 12/1/23 unit	3,915,000	3,920,090
Quotient Technology, Inc. 1.75% 12/1/22 (a)	1,130,000	1,171,535
Twilio, Inc. 0.25% 6/1/23 unit (a)	1,000,000	1,021,770
Twitter, Inc. 1% 9/15/21	14,483,000	13,641,335
Web.com Group, Inc. 1% 8/15/18	990,000	985,343
Yahoo!, Inc. 0% 12/1/18	5,300,000	7,656,619
		43,469,003
IT Services - 0.2%
Square, Inc. 0.375% 3/1/22	3,460,000	8,812,042
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. 2.125% 9/1/26	1,500,000	2,779,743
Cypress Semiconductor Corp.:
2% 2/1/23 (a)	370,000	395,530
4.5% 1/15/22	1,470,000	2,028,600
Intel Corp. 3.25% 8/1/39	4,240,000	11,247,138
Microchip Technology, Inc.:
1.625% 2/15/25	4,080,000	7,743,208
1.625% 2/15/27	10,220,000	12,992,451
Micron Technology, Inc. 3% 11/15/43	8,855,000	17,429,801
NXP Semiconductors NV 1% 12/1/19	3,020,000	3,687,939
ON Semiconductor Corp. 1.625% 10/15/23	6,140,000	8,614,500
Rambus, Inc. 1.375% 2/1/23 (a)	840,000	825,454
		67,744,364
Software - 0.7%
Atlassian, Inc. 0.625% 5/1/23 unit (a)	1,300,000	1,360,535
Citrix Systems, Inc. 0.5% 4/15/19	3,740,000	5,472,222
Everbridge, Inc. 1.5% 11/1/22	880,000	1,288,926
FireEye, Inc. 1.625% 6/1/35	2,910,000	2,671,726
Guidewire Software, Inc. 1.25% 3/15/25	1,300,000	1,353,945
Nice Systems, Inc. 1.25% 1/15/24	1,980,000	2,672,107
Nuance Communications, Inc.:
1% 12/15/35	3,420,000	3,070,712
1.25% 4/1/25	2,390,000	2,206,214
Red Hat, Inc. 0.25% 10/1/19	1,850,000	4,084,249
RingCentral, Inc. 0% 3/15/23 (a)	2,400,000	2,664,986
ServiceNow, Inc. 0% 11/1/18	1,000,000	2,401,643
Workday, Inc. 1.5% 7/15/20	2,780,000	4,606,655
Zendesk, Inc. 0.25% 3/15/23 (a)	600,000	654,952
		34,508,872
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. 0.125% 4/15/23 unit (a)	1,750,000	1,838,309
TOTAL INFORMATION TECHNOLOGY		161,623,207
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.75% 7/1/22	1,250,000	2,646,823
Cliffs Natural Resources, Inc. 1.5% 1/15/25	3,450,000	4,204,067
Endeavour Mining Corp. 3% 2/15/23 (a)	1,760,000	1,777,600
Ssr Mining, Inc. 2.875% 2/1/33	1,000,000	990,625
		9,619,115
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Extra Space Storage LP 3.125% 10/1/35 (a)	12,260,000	13,927,299
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	3,330,000	3,332,371
NRG Energy, Inc. 2.75% 6/1/48 unit (a)	3,000,000	3,062,568
NRG Yield, Inc.:
3.25% 6/1/20 (a)	4,390,000	4,359,744
3.5% 2/1/19 (a)	8,490,000	8,443,755
		19,198,438

TOTAL CONVERTIBLE BONDS		365,306,089

Nonconvertible Bonds - 3.6%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,410,000	2,548,575
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc. 5.875% 11/15/28 (a)	1,000,000	1,008,910
Media - 0.1%
Altice SA 7.625% 2/15/25 (a)	1,000,000	885,010
E.W. Scripps Co. 5.125% 5/15/25 (a)	135,000	127,744
Viacom, Inc. 6.25% 2/28/57 (b)	4,205,000	4,121,321
		5,134,075
TOTAL CONSUMER DISCRETIONARY		8,691,560
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons, Inc. 7.45% 8/1/29	6,281,000	5,024,800
Food Products - 0.0%
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	2,000,000	1,930,000
TOTAL CONSUMER STAPLES		6,954,800
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Ensco PLC 7.75% 2/1/26	940,000	895,350
Oil, Gas & Consumable Fuels - 0.1%
CNX Midstream Partners LP 6.5% 3/15/26 (a)	425,000	414,375
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(b)(c)	1,000,000	999,370
6.5% 5/15/26 (a)	1,000,000	992,500
6.875% 6/15/25 (a)	2,000,000	2,040,000
		4,446,245
TOTAL ENERGY		5,341,595
FINANCIALS - 2.6%
Banks - 1.4%
Chase Capital Trust VI 3 month U.S. LIBOR + 0.625% 2.9831% 8/1/28 (b)(c)	4,500,000	4,230,000
Corestates Capital II 3 month U.S. LIBOR + 0.650% 2.9977% 1/15/27 (a)(b)(c)	6,110,000	5,812,138
Corestates Capital III 3 month U.S. LIBOR + 0.570% 2.9125% 2/15/27 (a)(b)(c)	13,304,000	12,572,280
Fleet Capital Trust V 3 month U.S. LIBOR + 1.000% 3.1775% 12/18/28 (b)(c)	5,500,000	5,494,500
Nationsbank Capital Trust III 3 month U.S. LIBOR + 0.550% 2.8977% 1/15/27 (b)(c)	6,289,000	6,273,278
NTC Capital II LIBOR (US)(3 MO) RATE + 0.590% 2.9377% 4/15/27 (b)(c)	9,080,000	8,568,269
PNC Capital Trust C 3 month U.S. LIBOR + 0.570% 2.5763% 6/1/28 (b)(c)	4,620,000	4,361,008
SunTrust Capital III 3 month U.S. LIBOR + 0.650% 2.7745% 3/15/28 (b)(c)	3,640,000	3,396,575
Wachovia Capital Trust II 3 month U.S. LIBOR + 0.500% 2.8477% 1/15/27 (b)(c)	18,378,000	17,367,210
		68,075,258
Capital Markets - 0.7%
Charles Schwab Corp. 7% (b)(d)	1,000,000	1,102,500
Chase Capital II 3 month U.S. LIBOR + 0.500% 2.8581% 2/1/27 (b)(c)	4,650,000	4,371,000
Chase Capital III 3 month U.S. LIBOR + 0.550% 2.5563% 3/1/27 (b)(c)	4,500,000	4,230,000
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 3.3425% 5/15/47 (b)(c)	14,500,000	13,050,000
State Street Capital Trust I 3 month U.S. LIBOR + 0.560% 2.9025% 5/15/28 (b)(c)	4,574,000	4,276,690
State Street Capital Trust IV 3 month U.S. LIBOR + 1.000% 3.1245% 6/1/77 (b)(c)	5,598,000	5,024,205
		32,054,395
Diversified Financial Services - 0.5%
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	1,560,000	1,473,576
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.64% 12/21/65 (a)(b)(c)	16,050,000	15,167,250
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.89% 12/21/65 (a)(b)(c)	4,000,000	3,815,000
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,250,000	1,387,125
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (a)(b)	2,000,000	1,915,000
		23,757,951
TOTAL FINANCIALS		123,887,604
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	2,000,000	1,970,000
Health Care Providers & Services - 0.0%
West Street Merger Sub, Inc. 6.375% 9/1/25 (a)	500,000	477,500
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	7,270,000	7,204,570
9.25% 4/1/26 (a)	500,000	524,815
		7,729,385
TOTAL HEALTH CARE		10,176,885
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. 7.5% 12/1/24 (a)	500,000	521,250
MATERIALS - 0.1%
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (a)	2,500,000	2,463,750
Containers & Packaging - 0.0%
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	175,000	158,375
Crown Cork & Seal, Inc. 7.375% 12/15/26	700,000	759,500
		917,875
Metals & Mining - 0.0%
ArcelorMittal SA:
7.25% 10/15/39 (b)	1,273,000	1,476,680
7.25% 3/1/41 (b)	227,000	256,512
		1,733,192
TOTAL MATERIALS		5,114,817
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
SFR Group SA 6% 5/15/22 (a)	2,800,000	2,789,500
UTILITIES - 0.2%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 2.068% 4.3755% 10/1/66 (b)(c)	4,950,000	4,820,607
PPL Capital Funding, Inc. 3 month U.S. LIBOR + 2.665% 4.967% 3/30/67 (b)(c)	450,000	449,438
		5,270,045
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(c)	3,000,000	2,966,250
TOTAL UTILITIES		8,236,295

TOTAL NONCONVERTIBLE BONDS		171,714,306

TOTAL CORPORATE BONDS
(Cost $489,132,597)		537,020,395
	Shares	Value

Common Stocks - 71.6%
CONSUMER DISCRETIONARY - 3.4%
Hotels, Restaurants & Leisure - 2.6%
Bluegreen Vacations Corp.	535,400	10,761,540
Carnival Corp.	197,600	12,306,528
Cedar Fair LP (depositary unit)	165,000	10,969,200
Dunkin' Brands Group, Inc.	180,300	11,544,609
Hilton Grand Vacations, Inc. (e)	82,900	3,296,104
McDonald's Corp.	337,700	54,035,377
Wyndham Worldwide Corp.	174,000	18,868,560
		121,781,918
Media - 0.3%
Comcast Corp. Class A	254,900	7,947,782
Interpublic Group of Companies, Inc.	266,300	6,018,380
		13,966,162
Multiline Retail - 0.1%
Macy's, Inc.	124,200	4,335,822
Specialty Retail - 0.4%
Home Depot, Inc.	84,300	15,726,165
Lowe's Companies, Inc.	46,400	4,408,464
		20,134,629

TOTAL CONSUMER DISCRETIONARY		160,218,531

CONSUMER STAPLES - 10.1%
Beverages - 2.0%
Dr. Pepper Snapple Group, Inc.	181,500	21,652,950
PepsiCo, Inc.	743,200	74,505,800
		96,158,750
Food & Staples Retailing - 2.2%
Sysco Corp.	404,500	26,304,635
Walmart, Inc.	907,500	74,905,050
		101,209,685
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	26,100	2,636,100
The J.M. Smucker Co.	79,300	8,524,750
The Kraft Heinz Co.	173,000	9,944,040
		21,104,890
Household Products - 1.8%
Procter & Gamble Co.	1,172,258	85,774,118
Personal Products - 0.9%
Unilever NV (NY Reg.)	735,100	40,996,527
Tobacco - 2.7%
Altria Group, Inc.	911,300	50,795,862
British American Tobacco PLC sponsored ADR	851,609	43,602,381
Philip Morris International, Inc.	434,300	34,544,222
		128,942,465

TOTAL CONSUMER STAPLES		474,186,435

ENERGY - 8.6%
Energy Equipment & Services - 0.0%
Hess Midstream Partners LP	44,700	936,912
Oil, Gas & Consumable Fuels - 8.6%
Black Stone Minerals LP	195,900	3,565,380
Boardwalk Pipeline Partners, LP	477,800	5,059,902
Cheniere Energy, Inc. (e)	123,600	8,234,232
Chevron Corp.	235,900	29,322,370
Cnx Midstream Partners LP	56,400	1,056,936
ConocoPhillips Co.	515,800	34,759,762
CVR Refining, LP	64,511	1,461,174
Delek U.S. Holdings, Inc.	27,655	1,542,596
Dominion Midstream Partners LP	127,406	1,630,797
Energy Transfer Equity LP	62,500	1,080,000
Energy Transfer Partners LP.	1,419,200	26,950,608
Enterprise Products Partners LP	1,033,300	29,862,370
EQT Midstream Partners LP	360,800	8,940,624
Exxon Mobil Corp.	453,700	36,858,588
Golar LNG Partners LP	168,300	2,822,391
Kinder Morgan, Inc.	265,100	4,421,868
Magellan Midstream Partners LP	191,900	13,413,810
MPLX LP	441,400	15,850,674
NGL Energy Partners LP	209,200	2,238,440
Noble Midstream Partners LP	107,700	5,554,089
Phillips 66 Co.	294,500	34,306,305
Phillips 66 Partners LP	126,700	6,626,410
Plains All American Pipeline LP	353,600	8,309,600
Rice Midstream Partners LP	140,200	2,589,494
Scorpio Tankers, Inc.	723,155	2,097,150
Suncor Energy, Inc.	381,600	15,198,075
Sunoco Logistics Partners, LP	273,200	7,267,120
Tallgrass Energy GP LP	115,300	2,480,103
Targa Resources Corp.	77,400	3,763,962
TC Pipelines LP	109,600	2,665,472
The Williams Companies, Inc.	772,000	20,735,920
Valero Energy Corp.	230,500	27,936,600
Valero Energy Partners LP	138,900	5,693,511
Viper Energy Partners LP	218,200	7,108,956
Western Gas Equity Partners LP	51,700	1,897,390
Western Gas Partners LP	263,800	13,630,546
Williams Partners LP	164,600	6,551,080
		403,484,305

TOTAL ENERGY		404,421,217

FINANCIALS - 4.2%
Banks - 1.5%
Bank of America Corp.	430,100	12,490,104
JPMorgan Chase & Co.	139,600	14,938,596
Lakeland Financial Corp.	57,900	2,824,941
Regions Financial Corp.	454,600	8,291,904
SunTrust Banks, Inc.	121,400	8,195,714
U.S. Bancorp	133,600	6,678,664
Wells Fargo & Co.	299,800	16,186,202
		69,606,125
Capital Markets - 1.2%
BlackRock, Inc. Class A	82,600	44,127,398
The Blackstone Group LP	400,100	12,775,193
TPG Specialty Lending, Inc.	357	6,662
		56,909,253
Diversified Financial Services - 0.0%
Kimbell Royalty Partners LP	58,900	1,278,130
Insurance - 1.5%
Chubb Ltd.	149,500	19,538,155
First American Financial Corp.	257,900	13,431,432
FNF Group	178,900	6,612,144
MetLife, Inc.	56,700	2,607,633
The Travelers Companies, Inc.	199,700	25,665,444
		67,854,808

TOTAL FINANCIALS		195,648,316

HEALTH CARE - 7.8%
Biotechnology - 2.1%
Amgen, Inc.	557,900	100,209,998
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	62,500	13,849,375
Health Care Providers & Services - 1.1%
CVS Health Corp.	551,100	34,934,229
UnitedHealth Group, Inc.	64,900	15,673,999
		50,608,228
Pharmaceuticals - 4.3%
Allergan PLC	7,370	1,111,396
AstraZeneca PLC sponsored ADR	197,500	7,313,425
Bristol-Myers Squibb Co.	764,100	40,206,942
GlaxoSmithKline PLC	515,500	10,443,952
Johnson & Johnson	1,058,944	126,670,881
Roche Holding AG sponsored ADR	220,200	5,903,562
Sanofi SA sponsored ADR	236,900	9,066,163
		200,716,321

TOTAL HEALTH CARE		365,383,922

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.7%
General Dynamics Corp.	34,500	6,958,995
United Technologies Corp.	230,500	28,771,010
		35,730,005
Air Freight & Logistics - 0.1%
Deutsche Post AG	150,987	5,726,467
Electrical Equipment - 0.5%
Eaton Corp. PLC	304,600	23,326,268
Industrial Conglomerates - 0.1%
3M Co.	30,000	5,916,900
Machinery - 0.1%
Pentair PLC	67,200	2,932,608
Road & Rail - 0.6%
Norfolk Southern Corp.	180,400	27,357,660

TOTAL INDUSTRIALS		100,989,908

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 2.8%
Cisco Systems, Inc.	3,079,900	131,542,529
InterDigital, Inc.	19,461	1,534,500
		133,077,029
Internet Software & Services - 0.1%
Twitter, Inc. (e)	158,469	5,498,874
IT Services - 0.7%
Amdocs Ltd.	109,500	7,386,870
Paychex, Inc.	397,700	26,081,166
		33,468,036
Semiconductors & Semiconductor Equipment - 3.7%
Intel Corp.	1,644,400	90,770,880
Maxim Integrated Products, Inc.	244,200	14,322,330
Qualcomm, Inc.	1,179,200	68,535,104
		173,628,314
Software - 4.6%
Micro Focus International PLC	400,000	7,086,602
Microsoft Corp.	2,072,400	204,836,007
Salesforce.com, Inc. (e)	16,018	2,071,608
		213,994,217
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	170,600	31,880,022

TOTAL INFORMATION TECHNOLOGY		591,546,492

MATERIALS - 3.3%
Chemicals - 2.9%
DowDuPont, Inc.	1,415,317	90,735,973
LyondellBasell Industries NV Class A	410,900	46,070,108
		136,806,081
Construction Materials - 0.0%
nVent Electric PLC (e)	67,200	1,819,776
Containers & Packaging - 0.4%
WestRock Co.	274,500	16,162,560

TOTAL MATERIALS		154,788,417

REAL ESTATE - 15.6%
Equity Real Estate Investment Trusts (REITs) - 15.5%
Acadia Realty Trust (SBI)	405,800	10,449,350
Agree Realty Corp.	118,700	6,283,978
American Homes 4 Rent Class A	408,200	8,131,344
American Tower Corp.	121,300	16,784,281
Americold Realty Trust	215,700	4,443,420
AvalonBay Communities, Inc.	216,140	35,779,816
Boston Properties, Inc.	296,696	36,128,672
CareTrust (REIT), Inc.	390,200	6,434,398
Cedar Realty Trust, Inc.	723,819	3,177,565
CoreSite Realty Corp.	74,800	7,940,768
Corporate Office Properties Trust (SBI)	386,200	10,774,980
Corrections Corp. of America	299,100	6,436,632
DCT Industrial Trust, Inc.	322,175	20,983,258
DDR Corp.	365,700	5,554,983
DiamondRock Hospitality Co.	827,700	10,536,621
Douglas Emmett, Inc.	379,166	14,594,099
Duke Realty Corp.	814,500	22,903,740
Education Realty Trust, Inc.	249,300	9,109,422
Equinix, Inc.	122,300	48,534,755
Equity Lifestyle Properties, Inc.	184,737	16,792,593
Equity Residential (SBI)	420,515	26,908,755
Essex Property Trust, Inc.	103,492	24,737,693
Extra Space Storage, Inc.	73,400	7,064,750
Four Corners Property Trust, Inc.	272,400	6,235,236
Gaming & Leisure Properties	148,200	5,201,820
Healthcare Realty Trust, Inc.	546,800	14,894,832
Highwoods Properties, Inc. (SBI)	314,300	15,032,969
Host Hotels & Resorts, Inc.	824,897	17,842,522
Hudson Pacific Properties, Inc.	251,400	8,899,560
National Retail Properties, Inc.	390,700	16,186,701
Outfront Media, Inc.	437,900	8,687,936
Prologis, Inc.	289,110	18,604,229
Public Storage	201,899	42,770,284
Retail Properties America, Inc.	29,800	365,348
Rexford Industrial Realty, Inc.	276,147	8,635,117
Sabra Health Care REIT, Inc.	374,474	7,762,846
Simon Property Group, Inc.	249,815	40,025,359
SL Green Realty Corp.	175,100	17,075,752
Spirit Realty Capital, Inc.	1,220,400	10,690,704
Sunstone Hotel Investors, Inc.	865,900	15,058,001
Taubman Centers, Inc.	134,200	7,325,978
Terreno Realty Corp.	193,453	7,372,494
The Macerich Co.	175,600	9,768,628
Urban Edge Properties	741,657	16,220,039
Ventas, Inc.	535,139	29,250,698
VEREIT, Inc.	1,477,800	10,581,048
Washington REIT (SBI)	479,500	13,752,060
Weingarten Realty Investors (SBI)	12,500	366,500
Welltower, Inc.	294,796	16,994,989
		726,087,523
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (e)	27,600	3,483,948
VICI Properties, Inc.	88,300	1,710,371
		5,194,319

TOTAL REAL ESTATE		731,281,842

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	1,498,400	71,428,728
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (e)	20,949	1,166,859

TOTAL TELECOMMUNICATION SERVICES		72,595,587

UTILITIES - 2.4%
Electric Utilities - 2.4%
Exelon Corp.	760,900	31,493,651
PPL Corp.	903,200	24,675,424
Southern Co.	318,500	14,300,650
Vistra Energy Corp. (e)	235,704	5,781,819
Xcel Energy, Inc.	772,100	35,145,992
		111,397,536
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	36,400	1,636,544

TOTAL UTILITIES		113,034,080

TOTAL COMMON STOCKS
(Cost $2,840,418,948)		3,364,094,747

Preferred Stocks - 6.8%
Convertible Preferred Stocks - 2.6%
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Bunge Ltd. 4.875%	114,700	12,265,227
Post Holdings, Inc. Series C, 2.50%	29,500	4,308,569
		16,573,796
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Nabors Industries, Inc. Series A, 6.00% (e)	31,000	1,571,700
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (a)	3,500	2,091,705
Hess Corp. Series A, 8.00%	71,800	4,901,068
Kinder Morgan, Inc. Series A, 9.75%	34,700	1,129,572
		8,122,345
TOTAL ENERGY		9,694,045
FINANCIALS - 0.6%
Banks - 0.6%
Bank of America Corp. Series L, 7.25%	9,713	12,294,230
Wells Fargo & Co. 7.50%	12,891	16,172,404
		28,466,634
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	150,500	8,724,003
INDUSTRIALS - 0.1%
Machinery - 0.1%
Rexnord Corp. Series A, 5.75%	18,600	1,159,822
Stanley Black & Decker, Inc. 5.375%	21,300	2,264,844
		3,424,666
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp. Series A, 6.875%	3,800	3,964,464
UTILITIES - 1.0%
Electric Utilities - 0.5%
NextEra Energy, Inc. 6.123%	110,000	6,244,029
Vistra Energy Corp. 7.00%	152,440	14,984,852
		21,228,881
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	26,000	1,428,440
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 2.00% ZENS	164,675	10,428,868
Dominion Resources, Inc. Series A, 6.75%	60,000	2,643,600
Sempra Energy Series A, 6.00%	124,800	12,373,209
		25,445,677
TOTAL UTILITIES		48,102,998

TOTAL CONVERTIBLE PREFERRED STOCKS		118,950,606

Nonconvertible Preferred Stocks - 4.2%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
NuStar Logistics LP 7.625%	5,618	143,540
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP Series B, 7.875% (e)	6,300	157,059
Energy Transfer Partners LP. Series C, 7.375% (e)	63,100	1,583,810
NuStar Energy LP:
Series A, 8.50%	13,300	306,698
Series B	83,415	1,807,603
Teekay Offshore Partners LP Series E, 8.875%	30,000	729,510
		4,584,680
TOTAL ENERGY		4,728,220
FINANCIALS - 2.6%
Banks - 2.4%
Bank of America Corp. Series GG, 6.00% (e)	363,000	9,249,240
BB&T Corp.:
5.625%	183,125	4,759,693
5.85%	332,339	8,497,576
Series E, 5.625%	71,187	1,808,862
Series F, 5.20%	208,892	5,190,966
Series G, 5.20%	142,185	3,530,454
BOK Financial Corp. 5.375%	9,140	229,597
Citigroup Capital XIII 7.875%	718,857	19,308,499
Citigroup, Inc. Series K, 6.875%	8,900	241,635
Cullen/Frost Bankers, Inc. 0.00%	12,951	324,886
First Republic Bank:
Series E, 7.00%	6,059	158,806
Series F, 5.70%	4,249	108,350
First Tennessee Bank NA adj. rate (a)	12,500	9,750,000
JPMorgan Chase & Co.:
0.00%	6,000	158,280
Series AA 6.10%	21,700	569,842
Series BB 6.15%	30,000	793,950
Series Y, 6.125%	88,040	2,289,040
PNC Financial Services Group, Inc.:
Series P, 6.125%	78,086	2,138,776
Series Q, 5.375%	38,567	968,417
Regions Financial Corp. Series B, 6.375%	5,900	157,707
U.S. Bancorp:
Series A, 3.50%	15,865	14,790,464
Series B, 3.50%	71,456	1,630,626
Series F, 6.50%	86,900	2,429,290
Series H, 5.15%	2,000	50,680
Wells Fargo & Co.:
5.20%	2,000	49,160
5.70%	6,200	155,496
5.85%	23,900	617,098
6.00%	3,000	76,860
6.00%	5,000	129,100
6.625%	14,500	397,735
8.00%	255,362	6,547,482
Series P, 5.25%	175,000	4,326,000
Series X, 5.50%	420,742	10,438,609
Series Y, 5.625%	6,200	154,876
		112,028,052
Capital Markets - 0.1%
Bank of New York Mellon Corp. 5.20%	15,532	395,595
Charles Schwab Corp. 5.95%	3,000	77,640
Goldman Sachs Group, Inc.:
6.30%	8,700	228,904
Series J, 5.50%	12,462	323,763
Legg Mason, Inc. 5.45%	26,175	643,643
Merrill Lynch Capital Trust III 7.375%	6,100	154,879
Morgan Stanley:
6.875%	2,700	74,223
Series K, 5.85%	3,000	77,310
Oaktree Capital Group LLC Series A, 6.625% (e)	10,000	248,200
State Street Corp.:
6.00%	3,100	81,034
Series C, 5.25%	39,683	994,853
Series D, 5.90%	2,500	65,350
Series G, 5.35%	9,100	233,324
		3,598,718
Insurance - 0.1%
Allstate Corp.	25,174	658,048
Allstate Corp.:
6.625%	3,000	78,630
Series A, 5.625%	24,094	608,566
Series C, 6.75%	12,146	314,096
Series D, 6.625%	4,245	110,600
Series G, 5.625%	5,100	129,438
MetLife, Inc. 5.625% (e)	32,000	800,000
Prudential Financial, Inc.:
5.70%	11,200	283,136
5.75%	9,300	234,267
Validus Holdings Ltd.	4,000	100,000
		3,316,781
Thrifts & Mortgage Finance - 0.0%
Countrywide Capital V 7.00%	76,800	1,931,520
TOTAL FINANCIALS		120,875,071
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	1,267,691
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Homes 4 Rent:
Series F, 5.875%	3,300	77,154
Series G, 5.875%	649	15,057
Boston Properties, Inc. 5.25%	61,925	1,471,604
Digital Realty Trust, Inc. Series G, 5.875%	5,000	125,551
Kimco Realty Corp.:
Series K, 5.625%	2,000	46,260
Series M, 5.25%	3,668	80,403
National Retail Properties, Inc.:
Series E, 5.70%	17,900	420,292
Series F, 5.20%	5,500	122,000
Public Storage:
Series B, 5.40%	3,100	78,616
Series C, 5.125%	59,299	1,462,906
Series D, 4.95%	12,700	305,180
Series E, 4.90%	378,535	9,033,208
Series F, 5.15%	5,298	127,947
Series G, 5.05%	42,937	1,034,825
Series U, 5.625%	10,790	270,721
Series V, 5.375%	225,533	5,552,622
Series W, 5.20%	189,271	4,534,933
Series X, 5.20%	19,400	464,843
Sabra Health Care REIT, Inc. Series A, 7.125%	301,893	7,668,082
Taubman Centers, Inc.:
Series J, 6.50%	25,000	604,750
Series K, 6.25%	25,000	593,750
Vornado Realty Trust:
5.70%	17,700	427,278
Series L, 5.40%	13,800	317,814
Series M, 5.25%	31,600	701,520
		35,537,316
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	126,562	3,166,581
TOTAL REAL ESTATE		38,703,897
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 5.35%	155,800	3,902,790
Verizon Communications, Inc. 5.90%	15,500	401,605
		4,304,395
UTILITIES - 0.6%
Electric Utilities - 0.4%
Alabama Power Co. Series A, 5.00%	4,074	102,828
Duke Energy Corp. 5.125%	3,000	75,780
Entergy Louisiana LLC:
4.70%	3,200	76,291
4.875%	3,100	75,113
5.25%	5,819	146,115
Entergy Mississippi, Inc. 4.90%	3,200	78,030
Entergy New Orleans, Inc. 5.50%	11,984	310,745
Entergy, Inc.	461	11,836
Entergy, Inc.:
0.00%	3,100	75,048
0.00%	3,200	75,872
4.875%	3,200	78,496
Georgia Power Co. 5.00%	10,000	246,700
Interstate Power and Light Co. Series D, 5.10%	2,000	50,140
NextEra Energy Capital Holdings, Inc.:
Series I, 5.125%	184,307	4,561,598
Series K, 5.25%	9,300	230,454
Pacific Gas & Electric Co. Series A	13,080	334,207
PPL Capital Funding, Inc. Series B	9,146	231,394
SCE Trust II 5.10%	38,100	899,541
Southern Co.:
5.25%	221,487	5,379,919
5.25%	109,600	2,726,848
6.25%	168,053	4,428,197
		20,195,152
Multi-Utilities - 0.2%
CMS Energy Corp. 5.625%	70,258	1,723,429
Dominion Resources, Inc. Series A, 5.25%	92,016	2,276,476
DTE Energy Co.:
5.25%	19,159	469,204
6.00%	700	18,326
Series B, 5.375%	60,324	1,485,780
Series E, 5.25%	94,900	2,301,325
Integrys Energy Group, Inc. 0.00%	3,000	78,150
SCE Trust VI	15,400	350,504
		8,703,194
TOTAL UTILITIES		28,898,346

TOTAL NONCONVERTIBLE PREFERRED STOCKS		198,777,620

TOTAL PREFERRED STOCKS
(Cost $298,313,716)		317,728,226
	Principal Amount	Value

Bank Loan Obligations - 1.1%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 4/26/24 (b)(c)	1,500,000	1,507,230
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 5/14/22 (b)(c)	2,074,667	2,070,787
		3,578,017
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 3/11/25 (b)(c)	668,325	668,953
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/1/24 (b)(c)	9,641,087	9,572,828
		10,241,781
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9803% 9/25/24 (b)(c)	4,448,822	4,466,439
Media - 0.1%
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.99% 4/30/25 (b)(c)	1,386,525	1,388,258
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/28/25 (b)(c)	2,700,000	2,688,201
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 1/25/26 (b)(c)	270,000	269,325
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1888% 8/19/23 (b)(c)	498,747	478,902
		4,824,686

TOTAL CONSUMER DISCRETIONARY		23,110,923

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4803% 5/15/24 (b)(c)	1,000,000	966,670
Food Products - 0.1%
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6815% 10/30/22 (b)(c)	1,994,962	1,988,598

TOTAL CONSUMER STAPLES		2,955,268

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6978% 12/31/22 (b)(c)	3,500,000	3,577,280
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/1/25 (b)(c)	180,000	179,851
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 12/1/24 (b)(c)	2,740,000	2,725,478
Pharmaceuticals - 0.0%
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.3553% 11/25/22 (b)(c)	1,329,534	1,323,977
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5/17/25 (c)(f)	150,000	150,245
		1,474,222

TOTAL HEALTH CARE		4,199,700

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/27/25 (b)(c)	13,777,564	13,743,120
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4683% 9/29/24 (b)(c)	1,743,245	1,754,384
Software - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(c)	497,494	489,285

TOTAL INFORMATION TECHNOLOGY		2,243,669

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 2/2/26 (b)(c)	1,315,000	1,321,720
TOTAL BANK LOAN OBLIGATIONS
(Cost $51,350,741)		51,331,531

Preferred Securities - 7.0%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (b)(d)	1,900,000	1,903,147
Energy Transfer Partners LP. 6.25% (b)(d)	2,000,000	1,914,307
Summit Midstream Partners LP 9.5% (b)(d)	1,000,000	1,043,846
		4,861,300
FINANCIALS - 6.0%
Banks - 5.5%
Bank of America Corp.:
5.2% (b)(d)	300,000	302,577
5.875% (b)(d)	11,000,000	11,013,227
6.1% (b)(d)	3,095,000	3,230,709
6.5% (b)(d)	4,000,000	4,272,705
Barclays PLC 8.25% (b)(d)	9,000,000	9,336,370
CIT Group, Inc. 5.8% (b)(d)	150,000	153,078
Citigroup, Inc.:
5.9% (b)(d)	5,000,000	5,161,381
5.95% (b)(d)	1,200,000	1,212,298
5.95% (b)(d)	7,000,000	7,370,599
6.25% (b)(d)	7,000,000	7,343,080
Citizens Financial Group, Inc. 6%(b)(d)	300,000	300,391
HSBC Holdings PLC 6% 12/31/99 (b)(d)	200,000	191,826
Huntington Bancshares, Inc. 5.7% (b)(d)	500,000	502,045
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.470% 5.8288% (b)(c)(d)	36,085,000	36,494,428
4.625% (b)(d)	500,000	466,348
5% (b)(d)	20,000,000	20,592,127
5.15% (b)(d)	11,750,000	11,654,100
5.3% (b)(d)	20,035,000	20,565,220
6% (b)(d)	5,700,000	5,927,392
6.1% (b)(d)	10,400,000	10,770,933
6.125% (b)(d)	700,000	726,499
6.75% (b)(d)	17,105,000	18,882,649
M&T Bank Corp. 6.45% (b)(d)	500,000	548,193
Mellon Capital IV 3 month U.S. LIBOR + 0.565% 4% (b)(c)(d)	6,417,000	5,827,349
PNC Financial Services Group, Inc.:
4.85% (b)(d)	490,000	498,208
5% (b)(d)	230,000	226,944
6.75% (b)(d)	2,000,000	2,210,751
SunTrust Banks, Inc. 5.125% (b)(d)	4,500,000	4,401,737
SunTrust Preferred Capital I 3 month U.S. LIBOR + 0.645% 4% (b)(c)(d)	5,366,000	4,795,415
U.S. Bancorp:
5.125% 12/31/99 (b)	1,550,000	1,616,876
5.3% (b)(d)	1,250,000	1,253,508
USB Realty Corp. 3 month U.S. LIBOR + 1.147% 3.4947% (a)(b)(c)(d)	7,000,000	6,393,188
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(c)(d)	5,091,000	5,098,982
Wells Fargo & Co.:
5.875% (b)(d)	17,000,000	17,916,052
5.8945% (b)(d)	18,565,000	19,024,368
5.9% (b)(d)	13,200,000	13,593,766
		259,875,319
Capital Markets - 0.3%
Bank of New York Mellon Corp.:
4.625% (b)(d)	2,000,000	1,923,333
4.95% (b)(d)	2,250,000	2,339,249
Charles Schwab Corp.:
4.625% (b)(d)	250,000	250,048
5% (b)(d)	200,000	196,861
E*TRADE Financial Corp. 5.3% (b)(d)	1,500,000	1,497,285
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.768% 4% (b)(c)(d)	4,694,000	4,049,618
Northern Trust Corp. 4.6% (b)(d)	1,785,000	1,739,851
State Street Corp. 5.25% (b)(d)	1,750,000	1,806,661
		13,802,906
Consumer Finance - 0.0%
American Express Co. 4.9% (b)(d)	200,000	202,327
Discover Financial Services 5.5% (b)(d)	150,000	146,596
		348,923
Insurance - 0.2%
MetLife, Inc. 5.25% (b)(d)	7,000,000	7,292,115

TOTAL FINANCIALS		281,319,263

INDUSTRIALS - 0.9%
Industrial Conglomerates - 0.9%
General Electric Co. 5% (b)(d)	40,351,000	40,828,228
TOTAL PREFERRED SECURITIES
(Cost $320,952,608)		327,008,791
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.76% (g)	92,599,382	92,617,901
Fidelity Securities Lending Cash Central Fund 1.76% (g)(h)	3	3
TOTAL MONEY MARKET FUNDS
(Cost $92,613,787)		92,617,904
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,092,782,397)		4,689,801,594
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,000,514
NET ASSETS - 100%		$4,695,802,108

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,041,761 or 3.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,845,358
Fidelity Securities Lending Cash Central Fund	8,926
Total	$1,854,284

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$160,218,531	$160,218,531	$--	$--
Consumer Staples	490,760,231	474,186,435	16,573,796	--
Energy	418,843,482	410,721,137	8,122,345	--
Financials	344,990,021	306,773,387	38,216,634	--
Health Care	374,107,925	354,939,970	19,167,955	--
Industrials	105,682,265	96,531,132	9,151,133	--
Information Technology	591,546,492	584,459,890	7,086,602	--
Materials	154,788,417	154,788,417	--	--
Real Estate	773,950,203	769,985,739	3,964,464	--
Telecommunication Services	76,899,982	76,899,982	--	--
Utilities	190,035,424	140,130,847	49,904,577	--
Corporate Bonds	537,020,395	--	537,020,395	--
Bank Loan Obligations	51,331,531	--	51,331,531	--
Preferred Securities	327,008,791	--	327,008,791	--
Money Market Funds	92,617,904	92,617,904	--	--
Total Investments in Securities:	$4,689,801,594	$3,622,253,371	$1,067,548,223	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.0%
BBB	7.6%
BB	3.5%
B	2.3%
CCC,CC,C	0.7%
Not Rated	4.4%
Equities	78.4%
Short-Term Investments and Net Other Assets	2.1%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,000,168,610)	$4,597,183,690
Fidelity Central Funds (cost $92,613,787)	92,617,904
Total Investment in Securities (cost $4,092,782,397)		$4,689,801,594
Cash		1,293,203
Receivable for investments sold		7,474,499
Receivable for fund shares sold		1,367,322
Dividends receivable		11,201,957
Interest receivable		3,316,893
Distributions receivable from Fidelity Central Funds		193,028
Prepaid expenses		1,422
Other receivables		109,829
Total assets		4,714,759,747
Liabilities
Payable for investments purchased	$10,485,563
Payable for fund shares redeemed	5,031,102
Accrued management fee	2,121,488
Distribution and service plan fees payable	533,967
Other affiliated payables	720,598
Other payables and accrued expenses	64,921
Total liabilities		18,957,639
Net Assets		$4,695,802,108
Net Assets consist of:
Paid in capital		$4,010,941,661
Undistributed net investment income		32,479,771
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		55,362,763
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		597,017,913
Net Assets		$4,695,802,108
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($563,665,184 ÷ 37,872,955 shares)		$14.88
Maximum offering price per share (100/94.25 of $14.88)		$15.79
Class M:
Net Asset Value and redemption price per share ($246,506,323 ÷ 16,575,623 shares)		$14.87
Maximum offering price per share (100/96.50 of $14.87)		$15.41
Class C:
Net Asset Value and offering price per share ($375,551,929 ÷ 25,366,310 shares)(a)		$14.81
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($2,951,050,578 ÷ 197,058,595 shares)		$14.98
Class I:
Net Asset Value, offering price and redemption price per share ($559,028,094 ÷ 37,423,480 shares)		$14.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$68,200,897
Interest		10,000,131
Income from Fidelity Central Funds		1,854,284
Total income		80,055,312
Expenses
Management fee	$13,396,028
Transfer agent fees	3,912,911
Distribution and service plan fees	3,365,758
Accounting and security lending fees	541,350
Custodian fees and expenses	36,453
Independent trustees' fees and expenses	11,107
Registration fees	65,836
Audit	41,623
Legal	9,442
Miscellaneous	20,868
Total expenses before reductions	21,401,376
Expense reductions	(176,407)
Total expenses after reductions		21,224,969
Net investment income (loss)		58,830,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91,369,629
Fidelity Central Funds	740
Foreign currency transactions	23,374
Total net realized gain (loss)		91,393,743
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(192,863,572)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(20,381)
Total change in net unrealized appreciation (depreciation)		(192,883,954)
Net gain (loss)		(101,490,211)
Net increase (decrease) in net assets resulting from operations		$(42,659,868)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,830,343	$133,801,317
Net realized gain (loss)	91,393,743	264,535,464
Change in net unrealized appreciation (depreciation)	(192,883,954)	292,309,479
Net increase (decrease) in net assets resulting from operations	(42,659,868)	690,646,260
Distributions to shareholders from net investment income	(63,520,352)	(138,848,688)
Distributions to shareholders from net realized gain	(234,587,358)	(108,364,402)
Total distributions	(298,107,710)	(247,213,090)
Share transactions - net increase (decrease)	(221,218,512)	(249,025,588)
Total increase (decrease) in net assets	(561,986,090)	194,407,582
Net Assets
Beginning of period	5,257,788,198	5,063,380,616
End of period	$4,695,802,108	$5,257,788,198
Other Information
Undistributed net investment income end of period	$32,479,771	$37,169,780

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Dividend & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.92	$14.63	$14.04	$15.46	$14.02	$12.24
Income from Investment Operations
Net investment income (loss)A	.17	.37	.38	.35	.39B	.31
Net realized and unrealized gain (loss)	(.31)	1.61	.84	(.51)	1.60	1.77
Total from investment operations	(.14)	1.98	1.22	(.16)	1.99	2.08
Distributions from net investment income	(.18)	(.38)C	(.35)	(.35)	(.34)C	(.30)
Distributions from net realized gain	(.72)	(.31)C	(.28)	(.91)	(.21)C	–
Total distributions	(.90)	(.69)	(.63)	(1.26)	(.55)	(.30)
Net asset value, end of period	$14.88	$15.92	$14.63	$14.04	$15.46	$14.02
Total ReturnD,E,F	(.93)%	13.96%	9.07%	(.95)%	14.63%	17.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.01%	1.02%	1.03%	1.03%	1.05%
Expenses net of fee waivers, if any	1.00%I	1.01%	1.02%	1.02%	1.03%	1.05%
Expenses net of all reductions	1.00%I	1.01%	1.02%	1.02%	1.02%	1.04%
Net investment income (loss)	2.24%I	2.41%	2.67%	2.43%	2.68%B	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$563,665	$619,704	$701,171	$632,817	$648,239	$530,203
Portfolio turnover rateJ	51%I	64%	60%	55%	58%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.90	$14.62	$14.03	$15.45	$14.02	$12.24
Income from Investment Operations
Net investment income (loss)A	.15	.33	.34	.31	.35B	.27
Net realized and unrealized gain (loss)	(.30)	1.61	.84	(.50)	1.60	1.77
Total from investment operations	(.15)	1.94	1.18	(.19)	1.95	2.04
Distributions from net investment income	(.17)	(.34)C	(.31)	(.31)	(.31)C	(.26)
Distributions from net realized gain	(.72)	(.31)C	(.28)	(.91)	(.21)C	–
Total distributions	(.88)D	(.66)E	(.59)	(1.23)F	(.52)	(.26)
Net asset value, end of period	$14.87	$15.90	$14.62	$14.03	$15.45	$14.02
Total ReturnG,H,I	(.99)%	13.64%	8.80%	(1.22)%	14.28%	16.86%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.25%L	1.26%	1.27%	1.28%	1.28%	1.31%
Expenses net of fee waivers, if any	1.25%L	1.26%	1.27%	1.28%	1.28%	1.31%
Expenses net of all reductions	1.25%L	1.26%	1.27%	1.27%	1.28%	1.30%
Net investment income (loss)	1.99%L	2.16%	2.41%	2.18%	2.42%B	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$246,506	$263,012	$251,600	$223,424	$226,563	$174,568
Portfolio turnover rateM	51%L	64%	60%	55%	58%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.88 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.717 per share.

 E Total distributions of $.66 per share is comprised of distributions from net investment income of $.344 and distributions from net realized gain of $.311 per share.

 F Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.83	$14.56	$13.98	$15.39	$13.97	$12.20
Income from Investment Operations
Net investment income (loss)A	.11	.25	.27	.24	.28B	.20
Net realized and unrealized gain (loss)	(.29)	1.60	.83	(.50)	1.59	1.77
Total from investment operations	(.18)	1.85	1.10	(.26)	1.87	1.97
Distributions from net investment income	(.12)	(.27)C	(.24)	(.24)	(.24)C	(.20)
Distributions from net realized gain	(.72)	(.31)C	(.28)	(.91)	(.21)C	–
Total distributions	(.84)	(.58)	(.52)	(1.15)	(.45)	(.20)
Net asset value, end of period	$14.81	$15.83	$14.56	$13.98	$15.39	$13.97
Total ReturnD,E,F	(1.21)%	13.05%	8.22%	(1.65)%	13.72%	16.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%I	1.76%	1.78%	1.78%	1.79%	1.81%
Expenses net of fee waivers, if any	1.76%I	1.76%	1.78%	1.78%	1.79%	1.81%
Expenses net of all reductions	1.75%I	1.76%	1.77%	1.78%	1.78%	1.80%
Net investment income (loss)	1.48%I	1.66%	1.91%	1.67%	1.92%B	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$375,552	$422,221	$392,853	$348,111	$351,654	$253,825
Portfolio turnover rateJ	51%I	64%	60%	55%	58%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$14.72	$14.12	$15.54	$14.09	$12.30
Income from Investment Operations
Net investment income (loss)A	.19	.41	.42	.39	.43B	.34
Net realized and unrealized gain (loss)	(.30)	1.62	.85	(.51)	1.61	1.78
Total from investment operations	(.11)	2.03	1.27	(.12)	2.04	2.12
Distributions from net investment income	(.21)	(.42)C	(.39)	(.39)	(.38)C	(.33)
Distributions from net realized gain	(.72)	(.31)C	(.28)	(.91)	(.21)C	–
Total distributions	(.92)D	(.74)E	(.67)	(1.30)	(.59)	(.33)
Net asset value, end of period	$14.98	$16.01	$14.72	$14.12	$15.54	$14.09
Total ReturnF,G	(.71)%	14.21%	9.39%	(.68)%	14.93%	17.48%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.73%	.75%	.76%	.74%	.77%
Expenses net of fee waivers, if any	.71%J	.73%	.75%	.75%	.74%	.77%
Expenses net of all reductions	.71%J	.73%	.75%	.75%	.74%	.76%
Net investment income (loss)	2.53%J	2.69%	2.94%	2.70%	2.96%B	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$2,951,051	$3,294,527	$3,314,523	$2,833,413	$2,920,815	$2,581,720
Portfolio turnover rateK	51%J	64%	60%	55%	58%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.92 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.717 per share.

 E Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$14.69	$14.09	$15.51	$14.07	$12.28
Income from Investment Operations
Net investment income (loss)A	.19	.41	.42	.39	.43B	.34
Net realized and unrealized gain (loss)	(.30)	1.61	.85	(.51)	1.60	1.78
Total from investment operations	(.11)	2.02	1.27	(.12)	2.03	2.12
Distributions from net investment income	(.21)	(.42)C	(.38)	(.39)	(.38)C	(.33)
Distributions from net realized gain	(.72)	(.31)C	(.28)	(.91)	(.21)C	–
Total distributions	(.92)D	(.74)E	(.67)F	(1.30)	(.59)	(.33)
Net asset value, end of period	$14.94	$15.97	$14.69	$14.09	$15.51	$14.07
Total ReturnG,H	(.73)%	14.17%	9.39%	(.69)%	14.87%	17.50%
Ratios to Average Net AssetsI,J
Expenses before reductions	.74%K	.75%	.76%	.77%	.76%	.78%
Expenses net of fee waivers, if any	.74%K	.75%	.76%	.77%	.76%	.78%
Expenses net of all reductions	.74%K	.75%	.76%	.76%	.76%	.77%
Net investment income (loss)	2.50%K	2.67%	2.93%	2.69%	2.94%B	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$559,028	$658,324	$403,233	$327,167	$335,756	$245,756
Portfolio turnover rateL	51%K	64%	60%	55%	58%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.92 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.717 per share.

 E Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 F Total distributions of $.67 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.281 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend & Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$737,390,877
Gross unrealized depreciation	(143,467,968)
Net unrealized appreciation (depreciation)	$593,922,909
Tax cost	$4,095,878,685

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,200,734,454 and $1,331,034,373, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$738,710	$23,194
Class M	.25%	.25%	635,000	2,367
Class C	.75%	.25%	1,992,048	193,395
			$3,365,758	$218,956

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$84,666
Class M	16,995
Class C(a)	19,180
$120,841

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$540,754.18
Class M	232,629.18
Class C	369,886.19
Strategic Dividend and Income	2,246,394.14
Class I	523,248.17
	$3,912,911

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $30,987 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,311 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,926. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $143,219 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,023.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $26,165.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$7,141,402	$16,190,229
Class M	2,740,081	5,892,572
Class C	3,247,374	7,385,493
Strategic Dividend and Income	42,114,555	93,812,876
Class I	8,276,940	15,567,518
Total	$63,520,352	$138,848,688
From net realized gain
Class A	$27,736,422	$14,981,635
Class M	11,821,064	5,371,424
Class C	18,977,744	8,475,070
Strategic Dividend and Income	146,518,805	70,679,899
Class I	29,533,323	8,856,374
Total	$234,587,358	$108,364,402

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	2,310,913	8,488,691	$34,898,101	$127,941,018
Reinvestment of distributions	2,253,100	2,034,778	34,017,704	30,053,593
Shares redeemed	(5,624,853)	(19,509,255)	(84,317,625)	(294,793,615)
Net increase (decrease)	(1,060,840)	(8,985,786)	$(15,401,820)	$(136,799,004)
Class M
Shares sold	1,211,616	3,336,153	$18,264,154	$50,222,274
Reinvestment of distributions	954,820	740,938	14,412,229	10,950,918
Shares redeemed	(2,127,437)	(4,744,389)	(31,920,507)	(71,688,289)
Net increase (decrease)	38,999	(667,298)	$755,876	$(10,515,097)
Class C
Shares sold	1,241,159	4,633,924	$18,737,531	$69,288,091
Reinvestment of distributions	1,430,247	1,020,709	21,537,535	15,005,670
Shares redeemed	(3,971,934)	(5,967,656)	(59,421,713)	(90,008,266)
Net increase (decrease)	(1,300,528)	(313,023)	$(19,146,647)	$(5,714,505)
Strategic Dividend and Income
Shares sold	8,419,187	35,471,047	$128,359,055	$534,679,076
Reinvestment of distributions	11,212,899	10,022,217	170,133,819	149,106,382
Shares redeemed	(28,333,372)	(64,948,638)	(428,787,750)	(987,091,431)
Net increase (decrease)	(8,701,286)	(19,455,374)	$(130,294,876)	$(303,305,973)
Class I
Shares sold	3,656,444	22,283,894	$55,319,884	$337,512,715
Reinvestment of distributions	2,323,137	1,484,607	35,186,138	22,145,008
Shares redeemed	(9,768,985)	(10,010,690)	(147,637,067)	(152,348,732)
Net increase (decrease)	(3,789,404)	13,757,811	$(57,131,045)	$207,308,991

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	1.00%
Actual		$1,000.00	$990.70	$4.96
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$990.10	$6.20
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.76%
Actual		$1,000.00	$987.90	$8.72
Hypothetical-C		$1,000.00	$1,016.16	$8.85
Strategic Dividend and Income	.71%
Actual		$1,000.00	$992.90	$3.53
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class I	.74%
Actual		$1,000.00	$992.70	$3.68
Hypothetical-C		$1,000.00	$1,021.24	$3.73

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASDI-SANN-0718
1.802375.114

Fidelity® Strategic Dividend & Income® Fund Semi-Annual Report May 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2018

(excluding cash equivalents)	% of fund's net assets
Microsoft Corp.	4.4
Cisco Systems, Inc.	2.8
Johnson & Johnson	2.7
Amgen, Inc.	2.1
Intel Corp.	1.9
DowDuPont, Inc.	1.9
Procter & Gamble Co.	1.8
Walmart, Inc.	1.6
PepsiCo, Inc.	1.6
Verizon Communications, Inc.	1.5
22.3

Top Five Market Sectors as of May 31, 2018

% of fund's net assets
Real Estate	16.8
Financials	16.2
Information Technology	16.0
Consumer Staples	10.8
Energy	9.8

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Common Stocks	71.6%
Preferred Stocks	6.8%
Convertible Bonds	7.8%
Other Investments	11.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments – 7.6%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 11.4%
	Principal Amount	Value
Convertible Bonds - 7.8%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.0%
Tesla, Inc. 2.375% 3/15/22	$1,870,000	$2,005,339
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Corp. 5% 10/1/24	4,450,000	8,231,833
Internet & Direct Marketing Retail - 0.2%
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	2,570,000	2,516,464
The Booking Holdings, Inc.:
0.35% 6/15/20	3,600,000	5,827,565
0.9% 9/15/21	2,600,000	3,183,700
		11,527,729
Media - 0.8%
DISH Network Corp. 3.375% 8/15/26	12,576,000	11,152,648
Gannett Co., Inc. 4.75% 4/15/24 (a)	700,000	754,098
Liberty Media Corp.:
1% 1/30/23	4,580,000	4,893,048
1.375% 10/15/23	8,535,000	10,538,165
2.125% 3/31/48 (a)	1,890,000	1,927,800
Live Nation Entertainment, Inc.:
2.5% 5/15/19	3,790,000	4,833,251
2.5% 3/15/23 (a)	1,500,000	1,503,201
		35,602,211
TOTAL CONSUMER DISCRETIONARY		57,367,112
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Vector Group Ltd. 2.5% 1/15/19 (b)	1,803,000	2,424,656
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	5,660,000	5,085,306
Oil States International, Inc. 1.5% 2/15/23 (a)	900,000	987,236
		6,072,542
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp. 5.5% 9/15/26	9,745,000	9,404,588
Oasis Petroleum, Inc. 2.625% 9/15/23	1,390,000	1,795,402
Scorpio Tankers, Inc.:
2.375% 7/1/19 (a)	570,000	549,503
3% 5/15/22 unit	6,815,000	6,815,000
Ship Finance International Ltd. 4.875% 5/1/23	1,400,000	1,395,647
SM Energy Co. 1.5% 7/1/21	2,580,000	2,694,784
Teekay Corp. 5% 1/15/23 (a)	1,030,000	989,704
		23,644,628
TOTAL ENERGY		29,717,170
FINANCIALS - 0.2%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38 unit (a)	660,000	656,309
Diversified Financial Services - 0.1%
IAC Financeco, Inc. 0.875% 10/1/22 (a)	2,680,000	3,200,067
Insurance - 0.1%
AXA SA 7.25% 5/15/21 unit (a)	1,400,000	1,509,200
FNF Group 4.25% 8/15/18	470,000	1,354,211
		2,863,411
TOTAL FINANCIALS		6,719,787
HEALTH CARE - 0.9%
Biotechnology - 0.4%
Acorda Therapeutics, Inc. 1.75% 6/15/21	1,700,000	1,584,930
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	1,000,000	1,101,609
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	2,010,000	1,992,027
1.5% 10/15/20	2,320,000	2,685,996
Clovis Oncology, Inc. 2.5% 9/15/21	1,300,000	1,426,299
Exact Sciences Corp. 1% 1/15/25	1,000,000	1,059,056
Flexion Therapeutics, Inc. 3.375% 5/1/24	4,090,000	5,179,216
Ligand Pharmaceuticals, Inc. 0.75% 5/15/23 unit (a)	1,400,000	1,375,150
Novavax, Inc. 3.75% 2/1/23	700,000	452,020
Sarepta Therapeutics, Inc. 1.5% 11/15/24 (a)	1,500,000	2,224,733
		19,081,036
Health Care Equipment & Supplies - 0.1%
DexCom, Inc. 0.75% 5/15/22 (a)	2,000,000	2,214,140
Insulet Corp. 1.375% 11/15/24 (a)	1,780,000	2,095,220
		4,309,360
Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc. 2.75% 6/15/18	4,610,000	4,601,720
Life Sciences Tools & Services - 0.1%
Accelerate Diagnostics, Inc. 2.5% 3/15/23 (a)	600,000	518,551
Illumina, Inc. 0.5% 6/15/21 unit	1,300,000	1,702,797
		2,221,348
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. 3% 12/1/19	2,190,000	2,456,661
Dermira, Inc. 3% 5/15/22	800,000	632,838
Jazz Investments I Ltd.:
1.5% 8/15/24 (a)	1,410,000	1,441,093
1.875% 8/15/21	2,820,000	3,031,069
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23 (a)	920,000	1,079,521
Theravance Biopharma, Inc. 3.25% 11/1/23	1,200,000	1,212,929
		9,854,111
TOTAL HEALTH CARE		40,067,575
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	1,240,000	1,611,764
Building Products - 0.0%
Patrick Industries, Inc. 1% 2/1/23 (a)	1,150,000	1,127,608
Construction & Engineering - 0.1%
Dycom Industries, Inc. 0.75% 9/15/21	1,680,000	1,948,548
Electrical Equipment - 0.2%
SolarCity Corp.:
1.625% 11/1/19	8,780,000	8,109,568
2.75% 11/1/18	2,020,000	1,987,595
		10,097,163
Machinery - 0.2%
Chart Industries, Inc. 1% 11/15/24 (a)	900,000	1,126,922
Greenbrier Companies, Inc. 2.875% 2/1/24	1,390,000	1,569,555
Meritor, Inc. 3.25% 10/15/37 (a)	610,000	610,992
Navistar International Corp. New 4.75% 4/15/19	2,750,000	2,835,894
Trinity Industries, Inc. 3.875% 6/1/36	2,600,000	3,713,284
		9,856,647
TOTAL INDUSTRIALS		24,641,730
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20	1,295,000	1,552,058
Liberty Interactive LLC 1.75% 9/30/46 (a)	2,620,000	2,707,280
Lumentum Holdings, Inc. 0.25% 3/15/24	830,000	991,279
		5,250,617
Internet Software & Services - 0.9%
Akamai Technologies, Inc.:
0% 2/15/19	1,360,000	1,371,878
0.125% 5/1/25 unit (a)	1,900,000	1,926,114
Carbonite, Inc. 2.5% 4/1/22	1,630,000	2,630,049
Coupa Software, Inc. 0.375% 1/15/23 (a)	1,510,000	2,001,830
Etsy, Inc. 0% 3/1/23 (a)	900,000	997,738
Gogo, Inc. 3.75% 3/1/20	1,190,000	999,646
j2 Global, Inc. 3.25% 6/15/29 unit	770,000	1,026,771
New Relic, Inc. 0.5% 5/1/23 unit (a)	1,000,000	1,100,288
Nutanix, Inc. 0% 1/15/23 (a)	1,400,000	1,789,460
Pandora Media, Inc.:
1.75% 12/1/20	1,305,000	1,228,537
1.75% 12/1/23 unit	3,915,000	3,920,090
Quotient Technology, Inc. 1.75% 12/1/22 (a)	1,130,000	1,171,535
Twilio, Inc. 0.25% 6/1/23 unit (a)	1,000,000	1,021,770
Twitter, Inc. 1% 9/15/21	14,483,000	13,641,335
Web.com Group, Inc. 1% 8/15/18	990,000	985,343
Yahoo!, Inc. 0% 12/1/18	5,300,000	7,656,619
		43,469,003
IT Services - 0.2%
Square, Inc. 0.375% 3/1/22	3,460,000	8,812,042
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. 2.125% 9/1/26	1,500,000	2,779,743
Cypress Semiconductor Corp.:
2% 2/1/23 (a)	370,000	395,530
4.5% 1/15/22	1,470,000	2,028,600
Intel Corp. 3.25% 8/1/39	4,240,000	11,247,138
Microchip Technology, Inc.:
1.625% 2/15/25	4,080,000	7,743,208
1.625% 2/15/27	10,220,000	12,992,451
Micron Technology, Inc. 3% 11/15/43	8,855,000	17,429,801
NXP Semiconductors NV 1% 12/1/19	3,020,000	3,687,939
ON Semiconductor Corp. 1.625% 10/15/23	6,140,000	8,614,500
Rambus, Inc. 1.375% 2/1/23 (a)	840,000	825,454
		67,744,364
Software - 0.7%
Atlassian, Inc. 0.625% 5/1/23 unit (a)	1,300,000	1,360,535
Citrix Systems, Inc. 0.5% 4/15/19	3,740,000	5,472,222
Everbridge, Inc. 1.5% 11/1/22	880,000	1,288,926
FireEye, Inc. 1.625% 6/1/35	2,910,000	2,671,726
Guidewire Software, Inc. 1.25% 3/15/25	1,300,000	1,353,945
Nice Systems, Inc. 1.25% 1/15/24	1,980,000	2,672,107
Nuance Communications, Inc.:
1% 12/15/35	3,420,000	3,070,712
1.25% 4/1/25	2,390,000	2,206,214
Red Hat, Inc. 0.25% 10/1/19	1,850,000	4,084,249
RingCentral, Inc. 0% 3/15/23 (a)	2,400,000	2,664,986
ServiceNow, Inc. 0% 11/1/18	1,000,000	2,401,643
Workday, Inc. 1.5% 7/15/20	2,780,000	4,606,655
Zendesk, Inc. 0.25% 3/15/23 (a)	600,000	654,952
		34,508,872
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. 0.125% 4/15/23 unit (a)	1,750,000	1,838,309
TOTAL INFORMATION TECHNOLOGY		161,623,207
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.75% 7/1/22	1,250,000	2,646,823
Cliffs Natural Resources, Inc. 1.5% 1/15/25	3,450,000	4,204,067
Endeavour Mining Corp. 3% 2/15/23 (a)	1,760,000	1,777,600
Ssr Mining, Inc. 2.875% 2/1/33	1,000,000	990,625
		9,619,115
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Extra Space Storage LP 3.125% 10/1/35 (a)	12,260,000	13,927,299
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	3,330,000	3,332,371
NRG Energy, Inc. 2.75% 6/1/48 unit (a)	3,000,000	3,062,568
NRG Yield, Inc.:
3.25% 6/1/20 (a)	4,390,000	4,359,744
3.5% 2/1/19 (a)	8,490,000	8,443,755
		19,198,438

TOTAL CONVERTIBLE BONDS		365,306,089

Nonconvertible Bonds - 3.6%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,410,000	2,548,575
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc. 5.875% 11/15/28 (a)	1,000,000	1,008,910
Media - 0.1%
Altice SA 7.625% 2/15/25 (a)	1,000,000	885,010
E.W. Scripps Co. 5.125% 5/15/25 (a)	135,000	127,744
Viacom, Inc. 6.25% 2/28/57 (b)	4,205,000	4,121,321
		5,134,075
TOTAL CONSUMER DISCRETIONARY		8,691,560
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons, Inc. 7.45% 8/1/29	6,281,000	5,024,800
Food Products - 0.0%
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	2,000,000	1,930,000
TOTAL CONSUMER STAPLES		6,954,800
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Ensco PLC 7.75% 2/1/26	940,000	895,350
Oil, Gas & Consumable Fuels - 0.1%
CNX Midstream Partners LP 6.5% 3/15/26 (a)	425,000	414,375
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(b)(c)	1,000,000	999,370
6.5% 5/15/26 (a)	1,000,000	992,500
6.875% 6/15/25 (a)	2,000,000	2,040,000
		4,446,245
TOTAL ENERGY		5,341,595
FINANCIALS - 2.6%
Banks - 1.4%
Chase Capital Trust VI 3 month U.S. LIBOR + 0.625% 2.9831% 8/1/28 (b)(c)	4,500,000	4,230,000
Corestates Capital II 3 month U.S. LIBOR + 0.650% 2.9977% 1/15/27 (a)(b)(c)	6,110,000	5,812,138
Corestates Capital III 3 month U.S. LIBOR + 0.570% 2.9125% 2/15/27 (a)(b)(c)	13,304,000	12,572,280
Fleet Capital Trust V 3 month U.S. LIBOR + 1.000% 3.1775% 12/18/28 (b)(c)	5,500,000	5,494,500
Nationsbank Capital Trust III 3 month U.S. LIBOR + 0.550% 2.8977% 1/15/27 (b)(c)	6,289,000	6,273,278
NTC Capital II LIBOR (US)(3 MO) RATE + 0.590% 2.9377% 4/15/27 (b)(c)	9,080,000	8,568,269
PNC Capital Trust C 3 month U.S. LIBOR + 0.570% 2.5763% 6/1/28 (b)(c)	4,620,000	4,361,008
SunTrust Capital III 3 month U.S. LIBOR + 0.650% 2.7745% 3/15/28 (b)(c)	3,640,000	3,396,575
Wachovia Capital Trust II 3 month U.S. LIBOR + 0.500% 2.8477% 1/15/27 (b)(c)	18,378,000	17,367,210
		68,075,258
Capital Markets - 0.7%
Charles Schwab Corp. 7% (b)(d)	1,000,000	1,102,500
Chase Capital II 3 month U.S. LIBOR + 0.500% 2.8581% 2/1/27 (b)(c)	4,650,000	4,371,000
Chase Capital III 3 month U.S. LIBOR + 0.550% 2.5563% 3/1/27 (b)(c)	4,500,000	4,230,000
JPMorgan Chase Capital XXIII 3 month U.S. LIBOR + 1.000% 3.3425% 5/15/47 (b)(c)	14,500,000	13,050,000
State Street Capital Trust I 3 month U.S. LIBOR + 0.560% 2.9025% 5/15/28 (b)(c)	4,574,000	4,276,690
State Street Capital Trust IV 3 month U.S. LIBOR + 1.000% 3.1245% 6/1/77 (b)(c)	5,598,000	5,024,205
		32,054,395
Diversified Financial Services - 0.5%
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	1,560,000	1,473,576
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.64% 12/21/65 (a)(b)(c)	16,050,000	15,167,250
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.89% 12/21/65 (a)(b)(c)	4,000,000	3,815,000
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,250,000	1,387,125
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (a)(b)	2,000,000	1,915,000
		23,757,951
TOTAL FINANCIALS		123,887,604
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	2,000,000	1,970,000
Health Care Providers & Services - 0.0%
West Street Merger Sub, Inc. 6.375% 9/1/25 (a)	500,000	477,500
Pharmaceuticals - 0.2%
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	7,270,000	7,204,570
9.25% 4/1/26 (a)	500,000	524,815
		7,729,385
TOTAL HEALTH CARE		10,176,885
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. 7.5% 12/1/24 (a)	500,000	521,250
MATERIALS - 0.1%
Chemicals - 0.1%
TPC Group, Inc. 8.75% 12/15/20 (a)	2,500,000	2,463,750
Containers & Packaging - 0.0%
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	175,000	158,375
Crown Cork & Seal, Inc. 7.375% 12/15/26	700,000	759,500
		917,875
Metals & Mining - 0.0%
ArcelorMittal SA:
7.25% 10/15/39 (b)	1,273,000	1,476,680
7.25% 3/1/41 (b)	227,000	256,512
		1,733,192
TOTAL MATERIALS		5,114,817
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
SFR Group SA 6% 5/15/22 (a)	2,800,000	2,789,500
UTILITIES - 0.2%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 2.068% 4.3755% 10/1/66 (b)(c)	4,950,000	4,820,607
PPL Capital Funding, Inc. 3 month U.S. LIBOR + 2.665% 4.967% 3/30/67 (b)(c)	450,000	449,438
		5,270,045
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (b)(c)	3,000,000	2,966,250
TOTAL UTILITIES		8,236,295

TOTAL NONCONVERTIBLE BONDS		171,714,306

TOTAL CORPORATE BONDS
(Cost $489,132,597)		537,020,395
	Shares	Value

Common Stocks - 71.6%
CONSUMER DISCRETIONARY - 3.4%
Hotels, Restaurants & Leisure - 2.6%
Bluegreen Vacations Corp.	535,400	10,761,540
Carnival Corp.	197,600	12,306,528
Cedar Fair LP (depositary unit)	165,000	10,969,200
Dunkin' Brands Group, Inc.	180,300	11,544,609
Hilton Grand Vacations, Inc. (e)	82,900	3,296,104
McDonald's Corp.	337,700	54,035,377
Wyndham Worldwide Corp.	174,000	18,868,560
		121,781,918
Media - 0.3%
Comcast Corp. Class A	254,900	7,947,782
Interpublic Group of Companies, Inc.	266,300	6,018,380
		13,966,162
Multiline Retail - 0.1%
Macy's, Inc.	124,200	4,335,822
Specialty Retail - 0.4%
Home Depot, Inc.	84,300	15,726,165
Lowe's Companies, Inc.	46,400	4,408,464
		20,134,629

TOTAL CONSUMER DISCRETIONARY		160,218,531

CONSUMER STAPLES - 10.1%
Beverages - 2.0%
Dr. Pepper Snapple Group, Inc.	181,500	21,652,950
PepsiCo, Inc.	743,200	74,505,800
		96,158,750
Food & Staples Retailing - 2.2%
Sysco Corp.	404,500	26,304,635
Walmart, Inc.	907,500	74,905,050
		101,209,685
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	26,100	2,636,100
The J.M. Smucker Co.	79,300	8,524,750
The Kraft Heinz Co.	173,000	9,944,040
		21,104,890
Household Products - 1.8%
Procter & Gamble Co.	1,172,258	85,774,118
Personal Products - 0.9%
Unilever NV (NY Reg.)	735,100	40,996,527
Tobacco - 2.7%
Altria Group, Inc.	911,300	50,795,862
British American Tobacco PLC sponsored ADR	851,609	43,602,381
Philip Morris International, Inc.	434,300	34,544,222
		128,942,465

TOTAL CONSUMER STAPLES		474,186,435

ENERGY - 8.6%
Energy Equipment & Services - 0.0%
Hess Midstream Partners LP	44,700	936,912
Oil, Gas & Consumable Fuels - 8.6%
Black Stone Minerals LP	195,900	3,565,380
Boardwalk Pipeline Partners, LP	477,800	5,059,902
Cheniere Energy, Inc. (e)	123,600	8,234,232
Chevron Corp.	235,900	29,322,370
Cnx Midstream Partners LP	56,400	1,056,936
ConocoPhillips Co.	515,800	34,759,762
CVR Refining, LP	64,511	1,461,174
Delek U.S. Holdings, Inc.	27,655	1,542,596
Dominion Midstream Partners LP	127,406	1,630,797
Energy Transfer Equity LP	62,500	1,080,000
Energy Transfer Partners LP.	1,419,200	26,950,608
Enterprise Products Partners LP	1,033,300	29,862,370
EQT Midstream Partners LP	360,800	8,940,624
Exxon Mobil Corp.	453,700	36,858,588
Golar LNG Partners LP	168,300	2,822,391
Kinder Morgan, Inc.	265,100	4,421,868
Magellan Midstream Partners LP	191,900	13,413,810
MPLX LP	441,400	15,850,674
NGL Energy Partners LP	209,200	2,238,440
Noble Midstream Partners LP	107,700	5,554,089
Phillips 66 Co.	294,500	34,306,305
Phillips 66 Partners LP	126,700	6,626,410
Plains All American Pipeline LP	353,600	8,309,600
Rice Midstream Partners LP	140,200	2,589,494
Scorpio Tankers, Inc.	723,155	2,097,150
Suncor Energy, Inc.	381,600	15,198,075
Sunoco Logistics Partners, LP	273,200	7,267,120
Tallgrass Energy GP LP	115,300	2,480,103
Targa Resources Corp.	77,400	3,763,962
TC Pipelines LP	109,600	2,665,472
The Williams Companies, Inc.	772,000	20,735,920
Valero Energy Corp.	230,500	27,936,600
Valero Energy Partners LP	138,900	5,693,511
Viper Energy Partners LP	218,200	7,108,956
Western Gas Equity Partners LP	51,700	1,897,390
Western Gas Partners LP	263,800	13,630,546
Williams Partners LP	164,600	6,551,080
		403,484,305

TOTAL ENERGY		404,421,217

FINANCIALS - 4.2%
Banks - 1.5%
Bank of America Corp.	430,100	12,490,104
JPMorgan Chase & Co.	139,600	14,938,596
Lakeland Financial Corp.	57,900	2,824,941
Regions Financial Corp.	454,600	8,291,904
SunTrust Banks, Inc.	121,400	8,195,714
U.S. Bancorp	133,600	6,678,664
Wells Fargo & Co.	299,800	16,186,202
		69,606,125
Capital Markets - 1.2%
BlackRock, Inc. Class A	82,600	44,127,398
The Blackstone Group LP	400,100	12,775,193
TPG Specialty Lending, Inc.	357	6,662
		56,909,253
Diversified Financial Services - 0.0%
Kimbell Royalty Partners LP	58,900	1,278,130
Insurance - 1.5%
Chubb Ltd.	149,500	19,538,155
First American Financial Corp.	257,900	13,431,432
FNF Group	178,900	6,612,144
MetLife, Inc.	56,700	2,607,633
The Travelers Companies, Inc.	199,700	25,665,444
		67,854,808

TOTAL FINANCIALS		195,648,316

HEALTH CARE - 7.8%
Biotechnology - 2.1%
Amgen, Inc.	557,900	100,209,998
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.	62,500	13,849,375
Health Care Providers & Services - 1.1%
CVS Health Corp.	551,100	34,934,229
UnitedHealth Group, Inc.	64,900	15,673,999
		50,608,228
Pharmaceuticals - 4.3%
Allergan PLC	7,370	1,111,396
AstraZeneca PLC sponsored ADR	197,500	7,313,425
Bristol-Myers Squibb Co.	764,100	40,206,942
GlaxoSmithKline PLC	515,500	10,443,952
Johnson & Johnson	1,058,944	126,670,881
Roche Holding AG sponsored ADR	220,200	5,903,562
Sanofi SA sponsored ADR	236,900	9,066,163
		200,716,321

TOTAL HEALTH CARE		365,383,922

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.7%
General Dynamics Corp.	34,500	6,958,995
United Technologies Corp.	230,500	28,771,010
		35,730,005
Air Freight & Logistics - 0.1%
Deutsche Post AG	150,987	5,726,467
Electrical Equipment - 0.5%
Eaton Corp. PLC	304,600	23,326,268
Industrial Conglomerates - 0.1%
3M Co.	30,000	5,916,900
Machinery - 0.1%
Pentair PLC	67,200	2,932,608
Road & Rail - 0.6%
Norfolk Southern Corp.	180,400	27,357,660

TOTAL INDUSTRIALS		100,989,908

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 2.8%
Cisco Systems, Inc.	3,079,900	131,542,529
InterDigital, Inc.	19,461	1,534,500
		133,077,029
Internet Software & Services - 0.1%
Twitter, Inc. (e)	158,469	5,498,874
IT Services - 0.7%
Amdocs Ltd.	109,500	7,386,870
Paychex, Inc.	397,700	26,081,166
		33,468,036
Semiconductors & Semiconductor Equipment - 3.7%
Intel Corp.	1,644,400	90,770,880
Maxim Integrated Products, Inc.	244,200	14,322,330
Qualcomm, Inc.	1,179,200	68,535,104
		173,628,314
Software - 4.6%
Micro Focus International PLC	400,000	7,086,602
Microsoft Corp.	2,072,400	204,836,007
Salesforce.com, Inc. (e)	16,018	2,071,608
		213,994,217
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	170,600	31,880,022

TOTAL INFORMATION TECHNOLOGY		591,546,492

MATERIALS - 3.3%
Chemicals - 2.9%
DowDuPont, Inc.	1,415,317	90,735,973
LyondellBasell Industries NV Class A	410,900	46,070,108
		136,806,081
Construction Materials - 0.0%
nVent Electric PLC (e)	67,200	1,819,776
Containers & Packaging - 0.4%
WestRock Co.	274,500	16,162,560

TOTAL MATERIALS		154,788,417

REAL ESTATE - 15.6%
Equity Real Estate Investment Trusts (REITs) - 15.5%
Acadia Realty Trust (SBI)	405,800	10,449,350
Agree Realty Corp.	118,700	6,283,978
American Homes 4 Rent Class A	408,200	8,131,344
American Tower Corp.	121,300	16,784,281
Americold Realty Trust	215,700	4,443,420
AvalonBay Communities, Inc.	216,140	35,779,816
Boston Properties, Inc.	296,696	36,128,672
CareTrust (REIT), Inc.	390,200	6,434,398
Cedar Realty Trust, Inc.	723,819	3,177,565
CoreSite Realty Corp.	74,800	7,940,768
Corporate Office Properties Trust (SBI)	386,200	10,774,980
Corrections Corp. of America	299,100	6,436,632
DCT Industrial Trust, Inc.	322,175	20,983,258
DDR Corp.	365,700	5,554,983
DiamondRock Hospitality Co.	827,700	10,536,621
Douglas Emmett, Inc.	379,166	14,594,099
Duke Realty Corp.	814,500	22,903,740
Education Realty Trust, Inc.	249,300	9,109,422
Equinix, Inc.	122,300	48,534,755
Equity Lifestyle Properties, Inc.	184,737	16,792,593
Equity Residential (SBI)	420,515	26,908,755
Essex Property Trust, Inc.	103,492	24,737,693
Extra Space Storage, Inc.	73,400	7,064,750
Four Corners Property Trust, Inc.	272,400	6,235,236
Gaming & Leisure Properties	148,200	5,201,820
Healthcare Realty Trust, Inc.	546,800	14,894,832
Highwoods Properties, Inc. (SBI)	314,300	15,032,969
Host Hotels & Resorts, Inc.	824,897	17,842,522
Hudson Pacific Properties, Inc.	251,400	8,899,560
National Retail Properties, Inc.	390,700	16,186,701
Outfront Media, Inc.	437,900	8,687,936
Prologis, Inc.	289,110	18,604,229
Public Storage	201,899	42,770,284
Retail Properties America, Inc.	29,800	365,348
Rexford Industrial Realty, Inc.	276,147	8,635,117
Sabra Health Care REIT, Inc.	374,474	7,762,846
Simon Property Group, Inc.	249,815	40,025,359
SL Green Realty Corp.	175,100	17,075,752
Spirit Realty Capital, Inc.	1,220,400	10,690,704
Sunstone Hotel Investors, Inc.	865,900	15,058,001
Taubman Centers, Inc.	134,200	7,325,978
Terreno Realty Corp.	193,453	7,372,494
The Macerich Co.	175,600	9,768,628
Urban Edge Properties	741,657	16,220,039
Ventas, Inc.	535,139	29,250,698
VEREIT, Inc.	1,477,800	10,581,048
Washington REIT (SBI)	479,500	13,752,060
Weingarten Realty Investors (SBI)	12,500	366,500
Welltower, Inc.	294,796	16,994,989
		726,087,523
Real Estate Management & Development - 0.1%
Howard Hughes Corp. (e)	27,600	3,483,948
VICI Properties, Inc.	88,300	1,710,371
		5,194,319

TOTAL REAL ESTATE		731,281,842

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	1,498,400	71,428,728
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (e)	20,949	1,166,859

TOTAL TELECOMMUNICATION SERVICES		72,595,587

UTILITIES - 2.4%
Electric Utilities - 2.4%
Exelon Corp.	760,900	31,493,651
PPL Corp.	903,200	24,675,424
Southern Co.	318,500	14,300,650
Vistra Energy Corp. (e)	235,704	5,781,819
Xcel Energy, Inc.	772,100	35,145,992
		111,397,536
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP	36,400	1,636,544

TOTAL UTILITIES		113,034,080

TOTAL COMMON STOCKS
(Cost $2,840,418,948)		3,364,094,747

Preferred Stocks - 6.8%
Convertible Preferred Stocks - 2.6%
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Bunge Ltd. 4.875%	114,700	12,265,227
Post Holdings, Inc. Series C, 2.50%	29,500	4,308,569
		16,573,796
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Nabors Industries, Inc. Series A, 6.00% (e)	31,000	1,571,700
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (a)	3,500	2,091,705
Hess Corp. Series A, 8.00%	71,800	4,901,068
Kinder Morgan, Inc. Series A, 9.75%	34,700	1,129,572
		8,122,345
TOTAL ENERGY		9,694,045
FINANCIALS - 0.6%
Banks - 0.6%
Bank of America Corp. Series L, 7.25%	9,713	12,294,230
Wells Fargo & Co. 7.50%	12,891	16,172,404
		28,466,634
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	150,500	8,724,003
INDUSTRIALS - 0.1%
Machinery - 0.1%
Rexnord Corp. Series A, 5.75%	18,600	1,159,822
Stanley Black & Decker, Inc. 5.375%	21,300	2,264,844
		3,424,666
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp. Series A, 6.875%	3,800	3,964,464
UTILITIES - 1.0%
Electric Utilities - 0.5%
NextEra Energy, Inc. 6.123%	110,000	6,244,029
Vistra Energy Corp. 7.00%	152,440	14,984,852
		21,228,881
Gas Utilities - 0.0%
South Jersey Industries, Inc. 7.25%	26,000	1,428,440
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 2.00% ZENS	164,675	10,428,868
Dominion Resources, Inc. Series A, 6.75%	60,000	2,643,600
Sempra Energy Series A, 6.00%	124,800	12,373,209
		25,445,677
TOTAL UTILITIES		48,102,998

TOTAL CONVERTIBLE PREFERRED STOCKS		118,950,606

Nonconvertible Preferred Stocks - 4.2%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
NuStar Logistics LP 7.625%	5,618	143,540
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP Series B, 7.875% (e)	6,300	157,059
Energy Transfer Partners LP. Series C, 7.375% (e)	63,100	1,583,810
NuStar Energy LP:
Series A, 8.50%	13,300	306,698
Series B	83,415	1,807,603
Teekay Offshore Partners LP Series E, 8.875%	30,000	729,510
		4,584,680
TOTAL ENERGY		4,728,220
FINANCIALS - 2.6%
Banks - 2.4%
Bank of America Corp. Series GG, 6.00% (e)	363,000	9,249,240
BB&T Corp.:
5.625%	183,125	4,759,693
5.85%	332,339	8,497,576
Series E, 5.625%	71,187	1,808,862
Series F, 5.20%	208,892	5,190,966
Series G, 5.20%	142,185	3,530,454
BOK Financial Corp. 5.375%	9,140	229,597
Citigroup Capital XIII 7.875%	718,857	19,308,499
Citigroup, Inc. Series K, 6.875%	8,900	241,635
Cullen/Frost Bankers, Inc. 0.00%	12,951	324,886
First Republic Bank:
Series E, 7.00%	6,059	158,806
Series F, 5.70%	4,249	108,350
First Tennessee Bank NA adj. rate (a)	12,500	9,750,000
JPMorgan Chase & Co.:
0.00%	6,000	158,280
Series AA 6.10%	21,700	569,842
Series BB 6.15%	30,000	793,950
Series Y, 6.125%	88,040	2,289,040
PNC Financial Services Group, Inc.:
Series P, 6.125%	78,086	2,138,776
Series Q, 5.375%	38,567	968,417
Regions Financial Corp. Series B, 6.375%	5,900	157,707
U.S. Bancorp:
Series A, 3.50%	15,865	14,790,464
Series B, 3.50%	71,456	1,630,626
Series F, 6.50%	86,900	2,429,290
Series H, 5.15%	2,000	50,680
Wells Fargo & Co.:
5.20%	2,000	49,160
5.70%	6,200	155,496
5.85%	23,900	617,098
6.00%	3,000	76,860
6.00%	5,000	129,100
6.625%	14,500	397,735
8.00%	255,362	6,547,482
Series P, 5.25%	175,000	4,326,000
Series X, 5.50%	420,742	10,438,609
Series Y, 5.625%	6,200	154,876
		112,028,052
Capital Markets - 0.1%
Bank of New York Mellon Corp. 5.20%	15,532	395,595
Charles Schwab Corp. 5.95%	3,000	77,640
Goldman Sachs Group, Inc.:
6.30%	8,700	228,904
Series J, 5.50%	12,462	323,763
Legg Mason, Inc. 5.45%	26,175	643,643
Merrill Lynch Capital Trust III 7.375%	6,100	154,879
Morgan Stanley:
6.875%	2,700	74,223
Series K, 5.85%	3,000	77,310
Oaktree Capital Group LLC Series A, 6.625% (e)	10,000	248,200
State Street Corp.:
6.00%	3,100	81,034
Series C, 5.25%	39,683	994,853
Series D, 5.90%	2,500	65,350
Series G, 5.35%	9,100	233,324
		3,598,718
Insurance - 0.1%
Allstate Corp.	25,174	658,048
Allstate Corp.:
6.625%	3,000	78,630
Series A, 5.625%	24,094	608,566
Series C, 6.75%	12,146	314,096
Series D, 6.625%	4,245	110,600
Series G, 5.625%	5,100	129,438
MetLife, Inc. 5.625% (e)	32,000	800,000
Prudential Financial, Inc.:
5.70%	11,200	283,136
5.75%	9,300	234,267
Validus Holdings Ltd.	4,000	100,000
		3,316,781
Thrifts & Mortgage Finance - 0.0%
Countrywide Capital V 7.00%	76,800	1,931,520
TOTAL FINANCIALS		120,875,071
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%	123,400	1,267,691
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Homes 4 Rent:
Series F, 5.875%	3,300	77,154
Series G, 5.875%	649	15,057
Boston Properties, Inc. 5.25%	61,925	1,471,604
Digital Realty Trust, Inc. Series G, 5.875%	5,000	125,551
Kimco Realty Corp.:
Series K, 5.625%	2,000	46,260
Series M, 5.25%	3,668	80,403
National Retail Properties, Inc.:
Series E, 5.70%	17,900	420,292
Series F, 5.20%	5,500	122,000
Public Storage:
Series B, 5.40%	3,100	78,616
Series C, 5.125%	59,299	1,462,906
Series D, 4.95%	12,700	305,180
Series E, 4.90%	378,535	9,033,208
Series F, 5.15%	5,298	127,947
Series G, 5.05%	42,937	1,034,825
Series U, 5.625%	10,790	270,721
Series V, 5.375%	225,533	5,552,622
Series W, 5.20%	189,271	4,534,933
Series X, 5.20%	19,400	464,843
Sabra Health Care REIT, Inc. Series A, 7.125%	301,893	7,668,082
Taubman Centers, Inc.:
Series J, 6.50%	25,000	604,750
Series K, 6.25%	25,000	593,750
Vornado Realty Trust:
5.70%	17,700	427,278
Series L, 5.40%	13,800	317,814
Series M, 5.25%	31,600	701,520
		35,537,316
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	126,562	3,166,581
TOTAL REAL ESTATE		38,703,897
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc. 5.35%	155,800	3,902,790
Verizon Communications, Inc. 5.90%	15,500	401,605
		4,304,395
UTILITIES - 0.6%
Electric Utilities - 0.4%
Alabama Power Co. Series A, 5.00%	4,074	102,828
Duke Energy Corp. 5.125%	3,000	75,780
Entergy Louisiana LLC:
4.70%	3,200	76,291
4.875%	3,100	75,113
5.25%	5,819	146,115
Entergy Mississippi, Inc. 4.90%	3,200	78,030
Entergy New Orleans, Inc. 5.50%	11,984	310,745
Entergy, Inc.	461	11,836
Entergy, Inc.:
0.00%	3,100	75,048
0.00%	3,200	75,872
4.875%	3,200	78,496
Georgia Power Co. 5.00%	10,000	246,700
Interstate Power and Light Co. Series D, 5.10%	2,000	50,140
NextEra Energy Capital Holdings, Inc.:
Series I, 5.125%	184,307	4,561,598
Series K, 5.25%	9,300	230,454
Pacific Gas & Electric Co. Series A	13,080	334,207
PPL Capital Funding, Inc. Series B	9,146	231,394
SCE Trust II 5.10%	38,100	899,541
Southern Co.:
5.25%	221,487	5,379,919
5.25%	109,600	2,726,848
6.25%	168,053	4,428,197
		20,195,152
Multi-Utilities - 0.2%
CMS Energy Corp. 5.625%	70,258	1,723,429
Dominion Resources, Inc. Series A, 5.25%	92,016	2,276,476
DTE Energy Co.:
5.25%	19,159	469,204
6.00%	700	18,326
Series B, 5.375%	60,324	1,485,780
Series E, 5.25%	94,900	2,301,325
Integrys Energy Group, Inc. 0.00%	3,000	78,150
SCE Trust VI	15,400	350,504
		8,703,194
TOTAL UTILITIES		28,898,346

TOTAL NONCONVERTIBLE PREFERRED STOCKS		198,777,620

TOTAL PREFERRED STOCKS
(Cost $298,313,716)		317,728,226
	Principal Amount	Value

Bank Loan Obligations - 1.1%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.1%
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 4/26/24 (b)(c)	1,500,000	1,507,230
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 5/14/22 (b)(c)	2,074,667	2,070,787
		3,578,017
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 3/11/25 (b)(c)	668,325	668,953
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/1/24 (b)(c)	9,641,087	9,572,828
		10,241,781
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9803% 9/25/24 (b)(c)	4,448,822	4,466,439
Media - 0.1%
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.99% 4/30/25 (b)(c)	1,386,525	1,388,258
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/28/25 (b)(c)	2,700,000	2,688,201
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 1/25/26 (b)(c)	270,000	269,325
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1888% 8/19/23 (b)(c)	498,747	478,902
		4,824,686

TOTAL CONSUMER DISCRETIONARY		23,110,923

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4803% 5/15/24 (b)(c)	1,000,000	966,670
Food Products - 0.1%
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6815% 10/30/22 (b)(c)	1,994,962	1,988,598

TOTAL CONSUMER STAPLES		2,955,268

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6978% 12/31/22 (b)(c)	3,500,000	3,577,280
FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/1/25 (b)(c)	180,000	179,851
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 12/1/24 (b)(c)	2,740,000	2,725,478
Pharmaceuticals - 0.0%
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.3553% 11/25/22 (b)(c)	1,329,534	1,323,977
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5/17/25 (c)(f)	150,000	150,245
		1,474,222

TOTAL HEALTH CARE		4,199,700

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/27/25 (b)(c)	13,777,564	13,743,120
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4683% 9/29/24 (b)(c)	1,743,245	1,754,384
Software - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(c)	497,494	489,285

TOTAL INFORMATION TECHNOLOGY		2,243,669

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 2/2/26 (b)(c)	1,315,000	1,321,720
TOTAL BANK LOAN OBLIGATIONS
(Cost $51,350,741)		51,331,531

Preferred Securities - 7.0%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (b)(d)	1,900,000	1,903,147
Energy Transfer Partners LP. 6.25% (b)(d)	2,000,000	1,914,307
Summit Midstream Partners LP 9.5% (b)(d)	1,000,000	1,043,846
		4,861,300
FINANCIALS - 6.0%
Banks - 5.5%
Bank of America Corp.:
5.2% (b)(d)	300,000	302,577
5.875% (b)(d)	11,000,000	11,013,227
6.1% (b)(d)	3,095,000	3,230,709
6.5% (b)(d)	4,000,000	4,272,705
Barclays PLC 8.25% (b)(d)	9,000,000	9,336,370
CIT Group, Inc. 5.8% (b)(d)	150,000	153,078
Citigroup, Inc.:
5.9% (b)(d)	5,000,000	5,161,381
5.95% (b)(d)	1,200,000	1,212,298
5.95% (b)(d)	7,000,000	7,370,599
6.25% (b)(d)	7,000,000	7,343,080
Citizens Financial Group, Inc. 6%(b)(d)	300,000	300,391
HSBC Holdings PLC 6% 12/31/99 (b)(d)	200,000	191,826
Huntington Bancshares, Inc. 5.7% (b)(d)	500,000	502,045
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.470% 5.8288% (b)(c)(d)	36,085,000	36,494,428
4.625% (b)(d)	500,000	466,348
5% (b)(d)	20,000,000	20,592,127
5.15% (b)(d)	11,750,000	11,654,100
5.3% (b)(d)	20,035,000	20,565,220
6% (b)(d)	5,700,000	5,927,392
6.1% (b)(d)	10,400,000	10,770,933
6.125% (b)(d)	700,000	726,499
6.75% (b)(d)	17,105,000	18,882,649
M&T Bank Corp. 6.45% (b)(d)	500,000	548,193
Mellon Capital IV 3 month U.S. LIBOR + 0.565% 4% (b)(c)(d)	6,417,000	5,827,349
PNC Financial Services Group, Inc.:
4.85% (b)(d)	490,000	498,208
5% (b)(d)	230,000	226,944
6.75% (b)(d)	2,000,000	2,210,751
SunTrust Banks, Inc. 5.125% (b)(d)	4,500,000	4,401,737
SunTrust Preferred Capital I 3 month U.S. LIBOR + 0.645% 4% (b)(c)(d)	5,366,000	4,795,415
U.S. Bancorp:
5.125% 12/31/99 (b)	1,550,000	1,616,876
5.3% (b)(d)	1,250,000	1,253,508
USB Realty Corp. 3 month U.S. LIBOR + 1.147% 3.4947% (a)(b)(c)(d)	7,000,000	6,393,188
Wachovia Capital Trust III 3 month U.S. LIBOR + 0.930% 5.5698% (b)(c)(d)	5,091,000	5,098,982
Wells Fargo & Co.:
5.875% (b)(d)	17,000,000	17,916,052
5.8945% (b)(d)	18,565,000	19,024,368
5.9% (b)(d)	13,200,000	13,593,766
		259,875,319
Capital Markets - 0.3%
Bank of New York Mellon Corp.:
4.625% (b)(d)	2,000,000	1,923,333
4.95% (b)(d)	2,250,000	2,339,249
Charles Schwab Corp.:
4.625% (b)(d)	250,000	250,048
5% (b)(d)	200,000	196,861
E*TRADE Financial Corp. 5.3% (b)(d)	1,500,000	1,497,285
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.768% 4% (b)(c)(d)	4,694,000	4,049,618
Northern Trust Corp. 4.6% (b)(d)	1,785,000	1,739,851
State Street Corp. 5.25% (b)(d)	1,750,000	1,806,661
		13,802,906
Consumer Finance - 0.0%
American Express Co. 4.9% (b)(d)	200,000	202,327
Discover Financial Services 5.5% (b)(d)	150,000	146,596
		348,923
Insurance - 0.2%
MetLife, Inc. 5.25% (b)(d)	7,000,000	7,292,115

TOTAL FINANCIALS		281,319,263

INDUSTRIALS - 0.9%
Industrial Conglomerates - 0.9%
General Electric Co. 5% (b)(d)	40,351,000	40,828,228
TOTAL PREFERRED SECURITIES
(Cost $320,952,608)		327,008,791
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.76% (g)	92,599,382	92,617,901
Fidelity Securities Lending Cash Central Fund 1.76% (g)(h)	3	3
TOTAL MONEY MARKET FUNDS
(Cost $92,613,787)		92,617,904
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $4,092,782,397)		4,689,801,594
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,000,514
NET ASSETS - 100%		$4,695,802,108

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $171,041,761 or 3.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,845,358
Fidelity Securities Lending Cash Central Fund	8,926
Total	$1,854,284

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$160,218,531	$160,218,531	$--	$--
Consumer Staples	490,760,231	474,186,435	16,573,796	--
Energy	418,843,482	410,721,137	8,122,345	--
Financials	344,990,021	306,773,387	38,216,634	--
Health Care	374,107,925	354,939,970	19,167,955	--
Industrials	105,682,265	96,531,132	9,151,133	--
Information Technology	591,546,492	584,459,890	7,086,602	--
Materials	154,788,417	154,788,417	--	--
Real Estate	773,950,203	769,985,739	3,964,464	--
Telecommunication Services	76,899,982	76,899,982	--	--
Utilities	190,035,424	140,130,847	49,904,577	--
Corporate Bonds	537,020,395	--	537,020,395	--
Bank Loan Obligations	51,331,531	--	51,331,531	--
Preferred Securities	327,008,791	--	327,008,791	--
Money Market Funds	92,617,904	92,617,904	--	--
Total Investments in Securities:	$4,689,801,594	$3,622,253,371	$1,067,548,223	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.0%
BBB	7.6%
BB	3.5%
B	2.3%
CCC,CC,C	0.7%
Not Rated	4.4%
Equities	78.4%
Short-Term Investments and Net Other Assets	2.1%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,000,168,610)	$4,597,183,690
Fidelity Central Funds (cost $92,613,787)	92,617,904
Total Investment in Securities (cost $4,092,782,397)		$4,689,801,594
Cash		1,293,203
Receivable for investments sold		7,474,499
Receivable for fund shares sold		1,367,322
Dividends receivable		11,201,957
Interest receivable		3,316,893
Distributions receivable from Fidelity Central Funds		193,028
Prepaid expenses		1,422
Other receivables		109,829
Total assets		4,714,759,747
Liabilities
Payable for investments purchased	$10,485,563
Payable for fund shares redeemed	5,031,102
Accrued management fee	2,121,488
Distribution and service plan fees payable	533,967
Other affiliated payables	720,598
Other payables and accrued expenses	64,921
Total liabilities		18,957,639
Net Assets		$4,695,802,108
Net Assets consist of:
Paid in capital		$4,010,941,661
Undistributed net investment income		32,479,771
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		55,362,763
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		597,017,913
Net Assets		$4,695,802,108
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($563,665,184 ÷ 37,872,955 shares)		$14.88
Maximum offering price per share (100/94.25 of $14.88)		$15.79
Class M:
Net Asset Value and redemption price per share ($246,506,323 ÷ 16,575,623 shares)		$14.87
Maximum offering price per share (100/96.50 of $14.87)		$15.41
Class C:
Net Asset Value and offering price per share ($375,551,929 ÷ 25,366,310 shares)(a)		$14.81
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($2,951,050,578 ÷ 197,058,595 shares)		$14.98
Class I:
Net Asset Value, offering price and redemption price per share ($559,028,094 ÷ 37,423,480 shares)		$14.94

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$68,200,897
Interest		10,000,131
Income from Fidelity Central Funds		1,854,284
Total income		80,055,312
Expenses
Management fee	$13,396,028
Transfer agent fees	3,912,911
Distribution and service plan fees	3,365,758
Accounting and security lending fees	541,350
Custodian fees and expenses	36,453
Independent trustees' fees and expenses	11,107
Registration fees	65,836
Audit	41,623
Legal	9,442
Miscellaneous	20,868
Total expenses before reductions	21,401,376
Expense reductions	(176,407)
Total expenses after reductions		21,224,969
Net investment income (loss)		58,830,343
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91,369,629
Fidelity Central Funds	740
Foreign currency transactions	23,374
Total net realized gain (loss)		91,393,743
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(192,863,572)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(20,381)
Total change in net unrealized appreciation (depreciation)		(192,883,954)
Net gain (loss)		(101,490,211)
Net increase (decrease) in net assets resulting from operations		$(42,659,868)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,830,343	$133,801,317
Net realized gain (loss)	91,393,743	264,535,464
Change in net unrealized appreciation (depreciation)	(192,883,954)	292,309,479
Net increase (decrease) in net assets resulting from operations	(42,659,868)	690,646,260
Distributions to shareholders from net investment income	(63,520,352)	(138,848,688)
Distributions to shareholders from net realized gain	(234,587,358)	(108,364,402)
Total distributions	(298,107,710)	(247,213,090)
Share transactions - net increase (decrease)	(221,218,512)	(249,025,588)
Total increase (decrease) in net assets	(561,986,090)	194,407,582
Net Assets
Beginning of period	5,257,788,198	5,063,380,616
End of period	$4,695,802,108	$5,257,788,198
Other Information
Undistributed net investment income end of period	$32,479,771	$37,169,780

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Dividend & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.92	$14.63	$14.04	$15.46	$14.02	$12.24
Income from Investment Operations
Net investment income (loss)A	.17	.37	.38	.35	.39B	.31
Net realized and unrealized gain (loss)	(.31)	1.61	.84	(.51)	1.60	1.77
Total from investment operations	(.14)	1.98	1.22	(.16)	1.99	2.08
Distributions from net investment income	(.18)	(.38)C	(.35)	(.35)	(.34)C	(.30)
Distributions from net realized gain	(.72)	(.31)C	(.28)	(.91)	(.21)C	–
Total distributions	(.90)	(.69)	(.63)	(1.26)	(.55)	(.30)
Net asset value, end of period	$14.88	$15.92	$14.63	$14.04	$15.46	$14.02
Total ReturnD,E,F	(.93)%	13.96%	9.07%	(.95)%	14.63%	17.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.01%	1.02%	1.03%	1.03%	1.05%
Expenses net of fee waivers, if any	1.00%I	1.01%	1.02%	1.02%	1.03%	1.05%
Expenses net of all reductions	1.00%I	1.01%	1.02%	1.02%	1.02%	1.04%
Net investment income (loss)	2.24%I	2.41%	2.67%	2.43%	2.68%B	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$563,665	$619,704	$701,171	$632,817	$648,239	$530,203
Portfolio turnover rateJ	51%I	64%	60%	55%	58%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.90	$14.62	$14.03	$15.45	$14.02	$12.24
Income from Investment Operations
Net investment income (loss)A	.15	.33	.34	.31	.35B	.27
Net realized and unrealized gain (loss)	(.30)	1.61	.84	(.50)	1.60	1.77
Total from investment operations	(.15)	1.94	1.18	(.19)	1.95	2.04
Distributions from net investment income	(.17)	(.34)C	(.31)	(.31)	(.31)C	(.26)
Distributions from net realized gain	(.72)	(.31)C	(.28)	(.91)	(.21)C	–
Total distributions	(.88)D	(.66)E	(.59)	(1.23)F	(.52)	(.26)
Net asset value, end of period	$14.87	$15.90	$14.62	$14.03	$15.45	$14.02
Total ReturnG,H,I	(.99)%	13.64%	8.80%	(1.22)%	14.28%	16.86%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.25%L	1.26%	1.27%	1.28%	1.28%	1.31%
Expenses net of fee waivers, if any	1.25%L	1.26%	1.27%	1.28%	1.28%	1.31%
Expenses net of all reductions	1.25%L	1.26%	1.27%	1.27%	1.28%	1.30%
Net investment income (loss)	1.99%L	2.16%	2.41%	2.18%	2.42%B	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$246,506	$263,012	$251,600	$223,424	$226,563	$174,568
Portfolio turnover rateM	51%L	64%	60%	55%	58%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.88 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.717 per share.

 E Total distributions of $.66 per share is comprised of distributions from net investment income of $.344 and distributions from net realized gain of $.311 per share.

 F Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.83	$14.56	$13.98	$15.39	$13.97	$12.20
Income from Investment Operations
Net investment income (loss)A	.11	.25	.27	.24	.28B	.20
Net realized and unrealized gain (loss)	(.29)	1.60	.83	(.50)	1.59	1.77
Total from investment operations	(.18)	1.85	1.10	(.26)	1.87	1.97
Distributions from net investment income	(.12)	(.27)C	(.24)	(.24)	(.24)C	(.20)
Distributions from net realized gain	(.72)	(.31)C	(.28)	(.91)	(.21)C	–
Total distributions	(.84)	(.58)	(.52)	(1.15)	(.45)	(.20)
Net asset value, end of period	$14.81	$15.83	$14.56	$13.98	$15.39	$13.97
Total ReturnD,E,F	(1.21)%	13.05%	8.22%	(1.65)%	13.72%	16.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%I	1.76%	1.78%	1.78%	1.79%	1.81%
Expenses net of fee waivers, if any	1.76%I	1.76%	1.78%	1.78%	1.79%	1.81%
Expenses net of all reductions	1.75%I	1.76%	1.77%	1.78%	1.78%	1.80%
Net investment income (loss)	1.48%I	1.66%	1.91%	1.67%	1.92%B	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$375,552	$422,221	$392,853	$348,111	$351,654	$253,825
Portfolio turnover rateJ	51%I	64%	60%	55%	58%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$14.72	$14.12	$15.54	$14.09	$12.30
Income from Investment Operations
Net investment income (loss)A	.19	.41	.42	.39	.43B	.34
Net realized and unrealized gain (loss)	(.30)	1.62	.85	(.51)	1.61	1.78
Total from investment operations	(.11)	2.03	1.27	(.12)	2.04	2.12
Distributions from net investment income	(.21)	(.42)C	(.39)	(.39)	(.38)C	(.33)
Distributions from net realized gain	(.72)	(.31)C	(.28)	(.91)	(.21)C	–
Total distributions	(.92)D	(.74)E	(.67)	(1.30)	(.59)	(.33)
Net asset value, end of period	$14.98	$16.01	$14.72	$14.12	$15.54	$14.09
Total ReturnF,G	(.71)%	14.21%	9.39%	(.68)%	14.93%	17.48%
Ratios to Average Net AssetsH,I
Expenses before reductions	.72%J	.73%	.75%	.76%	.74%	.77%
Expenses net of fee waivers, if any	.71%J	.73%	.75%	.75%	.74%	.77%
Expenses net of all reductions	.71%J	.73%	.75%	.75%	.74%	.76%
Net investment income (loss)	2.53%J	2.69%	2.94%	2.70%	2.96%B	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$2,951,051	$3,294,527	$3,314,523	$2,833,413	$2,920,815	$2,581,720
Portfolio turnover rateK	51%J	64%	60%	55%	58%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.92 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $.717 per share.

 E Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$15.97	$14.69	$14.09	$15.51	$14.07	$12.28
Income from Investment Operations
Net investment income (loss)A	.19	.41	.42	.39	.43B	.34
Net realized and unrealized gain (loss)	(.30)	1.61	.85	(.51)	1.60	1.78
Total from investment operations	(.11)	2.02	1.27	(.12)	2.03	2.12
Distributions from net investment income	(.21)	(.42)C	(.38)	(.39)	(.38)C	(.33)
Distributions from net realized gain	(.72)	(.31)C	(.28)	(.91)	(.21)C	–
Total distributions	(.92)D	(.74)E	(.67)F	(1.30)	(.59)	(.33)
Net asset value, end of period	$14.94	$15.97	$14.69	$14.09	$15.51	$14.07
Total ReturnG,H	(.73)%	14.17%	9.39%	(.69)%	14.87%	17.50%
Ratios to Average Net AssetsI,J
Expenses before reductions	.74%K	.75%	.76%	.77%	.76%	.78%
Expenses net of fee waivers, if any	.74%K	.75%	.76%	.77%	.76%	.78%
Expenses net of all reductions	.74%K	.75%	.76%	.76%	.76%	.77%
Net investment income (loss)	2.50%K	2.67%	2.93%	2.69%	2.94%B	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$559,028	$658,324	$403,233	$327,167	$335,756	$245,756
Portfolio turnover rateL	51%K	64%	60%	55%	58%	64%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.92 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.717 per share.

 E Total distributions of $.74 per share is comprised of distributions from net investment income of $.424 and distributions from net realized gain of $.311 per share.

 F Total distributions of $.67 per share is comprised of distributions from net investment income of $.384 and distributions from net realized gain of $.281 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend & Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$737,390,877
Gross unrealized depreciation	(143,467,968)
Net unrealized appreciation (depreciation)	$593,922,909
Tax cost	$4,095,878,685

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,200,734,454 and $1,331,034,373, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$738,710	$23,194
Class M	.25%	.25%	635,000	2,367
Class C	.75%	.25%	1,992,048	193,395
			$3,365,758	$218,956

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$84,666
Class M	16,995
Class C(a)	19,180
$120,841

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$540,754.18
Class M	232,629.18
Class C	369,886.19
Strategic Dividend and Income	2,246,394.14
Class I	523,248.17
	$3,912,911

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $30,987 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,311 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,926. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $143,219 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,023.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $26,165.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2018	Year ended November 30, 2017
From net investment income
Class A	$7,141,402	$16,190,229
Class M	2,740,081	5,892,572
Class C	3,247,374	7,385,493
Strategic Dividend and Income	42,114,555	93,812,876
Class I	8,276,940	15,567,518
Total	$63,520,352	$138,848,688
From net realized gain
Class A	$27,736,422	$14,981,635
Class M	11,821,064	5,371,424
Class C	18,977,744	8,475,070
Strategic Dividend and Income	146,518,805	70,679,899
Class I	29,533,323	8,856,374
Total	$234,587,358	$108,364,402

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2018	Year ended November 30, 2017	Six months ended May 31, 2018	Year ended November 30, 2017
Class A
Shares sold	2,310,913	8,488,691	$34,898,101	$127,941,018
Reinvestment of distributions	2,253,100	2,034,778	34,017,704	30,053,593
Shares redeemed	(5,624,853)	(19,509,255)	(84,317,625)	(294,793,615)
Net increase (decrease)	(1,060,840)	(8,985,786)	$(15,401,820)	$(136,799,004)
Class M
Shares sold	1,211,616	3,336,153	$18,264,154	$50,222,274
Reinvestment of distributions	954,820	740,938	14,412,229	10,950,918
Shares redeemed	(2,127,437)	(4,744,389)	(31,920,507)	(71,688,289)
Net increase (decrease)	38,999	(667,298)	$755,876	$(10,515,097)
Class C
Shares sold	1,241,159	4,633,924	$18,737,531	$69,288,091
Reinvestment of distributions	1,430,247	1,020,709	21,537,535	15,005,670
Shares redeemed	(3,971,934)	(5,967,656)	(59,421,713)	(90,008,266)
Net increase (decrease)	(1,300,528)	(313,023)	$(19,146,647)	$(5,714,505)
Strategic Dividend and Income
Shares sold	8,419,187	35,471,047	$128,359,055	$534,679,076
Reinvestment of distributions	11,212,899	10,022,217	170,133,819	149,106,382
Shares redeemed	(28,333,372)	(64,948,638)	(428,787,750)	(987,091,431)
Net increase (decrease)	(8,701,286)	(19,455,374)	$(130,294,876)	$(303,305,973)
Class I
Shares sold	3,656,444	22,283,894	$55,319,884	$337,512,715
Reinvestment of distributions	2,323,137	1,484,607	35,186,138	22,145,008
Shares redeemed	(9,768,985)	(10,010,690)	(147,637,067)	(152,348,732)
Net increase (decrease)	(3,789,404)	13,757,811	$(57,131,045)	$207,308,991

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Class A	1.00%
Actual		$1,000.00	$990.70	$4.96
Hypothetical-C		$1,000.00	$1,019.95	$5.04
Class M	1.25%
Actual		$1,000.00	$990.10	$6.20
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.76%
Actual		$1,000.00	$987.90	$8.72
Hypothetical-C		$1,000.00	$1,016.16	$8.85
Strategic Dividend and Income	.71%
Actual		$1,000.00	$992.90	$3.53
Hypothetical-C		$1,000.00	$1,021.39	$3.58
Class I	.74%
Actual		$1,000.00	$992.70	$3.68
Hypothetical-C		$1,000.00	$1,021.24	$3.73

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SDI-SANN-0718
1.802376.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 24, 2018